MONUMENT SERIES FUND

MONUMENT DIGITAL TECHNOLOGY FUND
(formerly Monument Internet Fund)
MONUMENT MEDICAL SCIENCES FUND
MONUMENT GENOMICS FUND
MONUMENT TELECOMMUNICATIONS FUND

November 15, 2000

Dear Shareholder:

	Monument Series Fund has a new
prospectus dated November 15, 2000,
reflecting some important changes
that have been made on behalf of
the Funds.  We are writing to
summarize those changes for you and
to include a current prospectus.
If you have questions or comments
please call us at 888-420-9950.  Of
course, you can also find the
prospectus and additional
information on our website at
www.monumentfunds.com.

	As you can see by the header
to this letter, Monument Internet
Fund has now become Monument
Digital Technology Fund.   This
change reflects our view that the
Internet company market has matured
into the second stage of the
"Internet economy," and we have
broadened the Fund's investment
strategy to reflect opportunities
in that stage.  In light of the
recent market downturn in first
stage internet stocks, a
fundamental market shift has taken
place in the sector.  Accordingly,
the Fund began months ago to shift
its focus to leading companies
providing infrastructure, enabling
technologies, and communications.
In this regard, changing the name
to Monument Digital Technology Fund
more accurately reflects the Fund's
current holdings and its
anticipated future direction.

Monument Advisor's portfolio
management team includes members
with specific scientific and
technical expertise that has
enabled Monument Series Fund to add
a portfolio specializing in
genomics-related companies.  You
can learn more about the Monument
Genomics Fund in the prospectus.

We also wish to bring to your
attention an important change to
the expense limitation arrangement.
The Funds have each entered into an
agreement with the investment
advisor to cap expenses at a
certain level.  Given market
conditions and other circumstances,
the Board of Trustees has voted to
raise the cap from the previous
increase instituted effective June
30, 2000.  Specifically, the new
prospectus reflects that the
Digital Technology, Medical
Sciences and Telecommunications
Funds have an expense cap of 2.75%
on Class A Shares (up from 2.25%),
and 3.25% on Class B and Class C
Shares (up from 3.00%).  There is
no guarantee that the current
levels will be maintained.  At the
same time, given the increased
asset size of the Funds, expenses
have come down considerably.  While
the result is that the Fund's
expenses may not exceed the cap, so
that the Advisor no longer needs to
waive or reduce its fee, this also
gives the Advisor an opportunity to
recoup fees waived or expenses
reimbursed in the past.  Overall,
the Board of Trustees has
determined that this change is in
the best interests of the Funds.

Again, if you have any questions,
please call us at 888-420-9950.

					Sincerely,

						Dave

				David A. Kugler
					 President

[MONUMENT FUNDS GROUP, INC. LOGO]



MONUMENT SERIES FUND

MONUMENT DIGITAL TECHNOLOGY FUND
(formerly Monument Internet Fund)
MONUMENT GENOMICS FUND
MONUMENT MEDICAL SCIENCES FUND
MONUMENT TELECOMMUNICATIONS FUND
Prospectus dated November 15, 2000

This Prospectus describes the
Monument Digital Technology Fund
(formerly Monument Internet Fund),
Monument Genomics Fund, Monument
Medical Sciences Fund, and Monument
Telecommunications Fund (each, a
"Fund"; collectively, the "Funds").
Each Fund represents a separate
series of common stock of Monument
Series Fund (the "Company"). Each
series offers four classes of
shares: Class A Shares with a
front-end sales charge, Class B
Shares subject to a contingent
deferred sales charge, Class C
Shares with a reduced front-end
sales charge and a contingent
deferred sales charge, and Class Y
Shares for certain institutional
investors. Class A Shares, B Shares
and C Shares are offered by this
prospectus. Class Y Shares are
offered pursuant to a separate
prospectus, which may be obtained
by contacting Monument Series Fund.
(See "Buying Fund Shares.")

Monument Digital Technology Fund
(formerly Monument Internet Fund)
seeks to maximize long-term
appreciation of capital by
investing primarily in a
diversified portfolio of equity
securities of companies involved in
or supporting digital technology
industries, including Internet-
related businesses.

Monument Genomics Fund seeks to
maximize long-term appreciation of
capital by investing primarily in a
diversified portfolio of equity
securities of companies
facilitating genomics research.

Monument Medical Sciences Fund
seeks to maximize long-term
appreciation of capital by
investing primarily in a
diversified portfolio of equity
securities of medical sciences
companies.

Monument Telecommunications Fund
seeks to maximize long-term
appreciation of capital by
investing primarily in a
diversified portfolio of equity
securities of telecommunications
companies.

The U.S. Securities and Exchange
Commission has not approved or
disapproved these securities or
passed on the accuracy or
completeness of this Prospectus. It
is a criminal offense to suggest
otherwise.

TABLE OF CONTENTS


	Pa
ge
The Funds
	3
Investment Objectives
	3
Principal Investment
Strategies
	3
Temporary Defensive
Positions
	4
Specific Risk
Considerations
	4
General Risk
Considerations
	4
Table of Fees and
Expenses
	10
The Company
	13
Buying Fund Shares
	14
Distribution
Arrangements
	15
Exchanging Fund Shares
	18
Redeeming Fund Shares
	18
Dividends and
Distributions
	19
Tax Considerations
	19
Services To Help You
Manage Your Account
	20
Proper Form
	20
Share Certificates
	21
Retirement Plan
Accounts
	21
Financial Highlights
Information
	22



THE FUNDS

The following discussion
describes the investment
objectives, principal strategies
and risks of each Fund. Investment
objectives are fundamental policies
and cannot be changed without the
approval of a majority of the
relevant Fund's outstanding shares.
As with any mutual fund, there can
be no guarantee that investment
objectives will be met.

Investment Objectives

Monument Digital Technology Fund
(formerly Monument Internet Fund).
The Digital Technology Fund's
investment objective is to maximize
long- term appreciation of capital.

Monument Genomics Fund.  The
Genomics Fund's investment
objective is to maximize long-term
appreciation of capital.

Monument Medical Sciences Fund.
The Medical Sciences Fund's
investment objective is to maximize
long-term appreciation of capital.

Monument Telecommunications Fund.
The Telecommunications Fund's
investment objective is to maximize
long-term appreciation of capital.

Principal Investment Strategies

Digital Technology Fund
(formerly Monument Internet Fund).
The Fund seeks to achieve its
objective by investing, under
normal circumstances, at least 65%
of its total assets in the common
stock of companies involved in or
supporting digital technology
industries, including Internet or
Internet-related businesses.
Digital technology industries
include, but are not limited to:
communications and communications
equipment; computer hardware,
peripherals and software;
networking equipment; digital
consumer electronics;
semiconductors and semiconductor
equipment; and other emerging
technologies that utilize digital
processes. The industry also
includes companies engaging in
"second-phase" Internet-related
businesses that involve
infrastructure, enabling
technologies and communications,
and typically derive at least 50%
of their assets, gross income, or
net profits from the research,
design, development, manufacture,
or distribution of products,
processes or services for use with
Internet or Intranet-related
businesses.

The Internet is a global matrix
of computers and computer networks
connected by a high-speed
infrastructure, which allows users
to communicate quickly, and easily
with each other. An Intranet is the
application of Internet tools and
concepts within a company's
internal communications network.
Currently, the most popular
application on the Internet is the
World Wide Web ("www"), a graphic-
user-interface which allows
information sharing and data
transfer. Other Internet
applications include e-mail,
Intranet, extranet, and electronic
commerce.

Genomics Fund.  The Fund seeks to
achieve its objective by investing,
under normal circumstances, at
least 65% of its total assets in
the common stocks of companies
engaged in genomics research, or
companies providing equipment or
services to companies in genomics-
related fields. Such companies may
include, but are not limited to,
entities involved in gene therapy,
biodiversity projects, healthcare
and drug development and design.

Medical Sciences Fund.  The Fund
seeks to achieve its objective by
investing, under normal
circumstances, at least 65% of its
total assets in the common stock of
companies principally engaged in
research, development, production
and distribution of medical
products and services. Companies in
these fields include, but are not
limited to, pharmaceutical firms;
companies that design, manufacture
or sell medical supplies, equipment
and support services; and companies
engaged in medical, diagnostic,
biochemical and biotechnological
research and development.

Telecommunications Fund.  The
Fund seeks to achieve its objective
by investing, under normal
circumstances, at least 65% of its
total assets in the common stock of
companies engaged in virtually all
aspects of communications services
and technologies. These companies
may provide network systems and
equipment; serve as public and
private carriers, whether land-
based, wireless or satellite, or
provide or distribute value-added
services or products.

When selecting investments,
Monument Advisors, Ltd., the
investment advisor to each of the
Funds ("Monument Advisors" or
"Advisors"), will choose from among
the companies that it believes are
developing new or innovative
products, services or processes
that can enhance the companies'
prospects for future earnings
growth. Some of these companies may
not have an established history of
revenue or earnings at the time a
Fund becomes an investor. Dividend
income, if any, is likely to be
incidental.

TEMPORARY DEFENSIVE POSITIONS

For temporary defensive purposes,
each Fund may make investments that
are inconsistent with its principal
investment strategies in attempting
to respond to adverse market,
economic, political or other
conditions. If that occurs, the
Fund may not achieve its investment
objective. The Funds may also
engage in transactions that are not
part of their principal investment
strategies, such as trading in
derivatives, including options, and
lending portfolio securities. These
strategies are discussed in the
Statement of Additional Information
("SAI").

SPECIFIC RISK CONSIDERATIONS

Digital Technology Fund.  The
Digital Technology Fund invests
primarily in companies involved in
or supporting digital technology
industries, which includes those
engaged in Internet and Intranet-
related activities. The value of
this type of company is
particularly vulnerable to rapidly
changing technology, extensive
government regulation and
relatively high risks of
obsolescence caused by scientific
and technological advances.
Therefore, the Digital Technology
Fund may experience greater
volatility than funds not subject
to these types of risks. The
Digital Technology Fund is
diversified, and may also invest in
small companies and technology and
research companies, the risks of
which are described below under
"General Risk Considerations."

Genomics and Medical Sciences
Funds. The economic prospects of
health and life sciences companies
can dramatically fluctuate due to
changes in the regulatory and
competitive environment in which
these companies operate. A
substantial portion of health
services and research may be funded
or subsidized by the government,
and so changes in government policy
at the federal or state level may
affect the demand for health care
products or services, and the
continuation or success of research
and development efforts. Regulatory
approvals often entail lengthy
application and testing procedures
and are generally required before
new drugs and certain medical
devices may be introduced. Medical
sciences and genomics companies
face lawsuits related to product
liability and other issues. Many
products and services provided by
medical science companies and
businesses engaged in genomics-
related activities require
substantial capital investment and
are subject to rapid obsolescence.
Moreover, research efforts
undertaken by companies in which
the Genomics Fund invests may not
result in the production of
commercially viable products. The
Medical Sciences and Genomics Funds
may also invest in small companies,
as well as technology and research
companies, the risks of which are
described below under "General Risk
Considerations."

Telecommunications Fund.  The
economic prospects of
telecommunications companies can
dramatically fluctuate due to
regulatory and competitive
environment changes around the
world. Most products or services
provided by telecommunications
companies require substantial
investment and are subject to
competitive obsolescence.
Telecommunications companies are
particularly subject to political
and currency risks. The
Telecommunications Fund is
diversified, and may also invest in
small companies, the risks of which
are described below under "General
Risk Considerations".

GENERAL RISK CONSIDERATIONS

Small Companies.  Each of the
Funds may invest in companies with
small market capitalization (i.e.,
less than $500 million) or
companies that have relatively
small revenues, limited product
lines, and a small share of the
market for their products or
services (collectively, "small
companies"). Small companies are
also characterized by the
following: (1) they may lack depth
of management; (2) they may be
unable to internally generate funds
necessary for growth or potential
development or to generate such
funds through external financing on
favorable terms; and (3) they may
be developing or marketing new
products or services for which
markets are not yet established and
may never become established. Due
to these and other factors, small
companies may suffer significant
losses, as well as realize
substantial growth. Thus,
securities of small companies
present greater risks than
securities of larger, more
established companies.

Historically, stocks of small
companies have been more volatile
than stocks of larger companies and
are, therefore, more speculative
than investments in larger
companies. Among the reasons for
the greater price volatility are
the following: (1) the less certain
growth prospects of smaller
companies; (2) the lower degree of
liquidity in the markets for such
stocks; and (3) the greater
sensitivity of small companies to
changing economic conditions.
Besides exhibiting greater
volatility, small company stocks
may, to a degree, fluctuate
independently of larger company
stocks. Small company stocks may
decline in price as large company
stocks rise, or rise in price as
large company stocks decline. You
should therefore expect the value
of any Fund investing in small
company shares to be more volatile
than the shares of mutual funds
investing primarily in larger
company stocks.

Technology and Research
Companies. Consistent with its
investment objective, each of the
Funds expects to invest a portion
of its assets in securities of
companies involved in biological
technologies, computing
technologies, or communication
technologies (collectively,
"technology sectors"), and
companies related to these
industries. Typically, these
companies' products or services
compete on a global, rather than a
predominately domestic or regional
basis. The technology sectors
historically have been volatile and
securities of companies in these
sectors may be subject to abrupt or
erratic price movements. Advisors
will seek to reduce such risks
through extensive research, and
emphasis on more globally-
competitive companies. In addition,
because these companies compete
globally, the securities of these
companies may be subject to
fluctuations in value due to the
effect of changes in the relative
values of currencies on such
companies' businesses. The history
of these markets reflect both
decreases and increases in
worldwide currency valuations, and
these may reoccur unpredictably in
the future.

Other Investments.  In addition
to the investment strategies
described above, each of the Funds
may engage in other strategies such
as derivatives, securities lending
and foreign investing. Investments
in derivatives, such as options,
can significantly increase a Fund's
exposure to market risk or credit
risk of the counterparty, as well
as improper valuation and imperfect
correlation. The risk in lending
portfolio securities, as with other
extensions of secured credit,
consists of possible delay in
receiving additional collateral, or
in the recovery of the securities
or possible loss of rights in the
collateral should the borrower fail
financially. Foreign investing
involves currency risk and the
possibility of adverse change in
the investment or political climate
of the jurisdiction in which the
securities are sold. The Funds may
also invest in unregistered equity
offerings which may or may not
subsequently be offered to the
public. Unregistered offerings are
subject to the investment
limitations associated with
investments in restricted and/or
illiquid securities. See the SAI
for more detail.


                    [DIGITAL TECHNOLOGY
FUND GRAPH CLASS A SHARES]



	Monument
Digital
	Technology
Fund Class A

	Nasdaq-100
Index

	Inter@ctive

Since
Inceptio
n
(Novembe
r 16,
1998)
	313.65%
	151.50%
	236.52%
1 Year
ended
December
31, 1999
	271.74%
	102.10%
	167.57%

During the period shown in the
bar chart the highest return for a
calendar quarter was 91.86%
(quarter ended 3/31/99) and the
lowest return for a calendar
quarter was 1.17% (quarter ended
9/30/99). The return for the
quarter ended 9/30/00 was (10.28%).

Past performance is not
predictive of future performance.
Performance figures in the bar
chart do not include deduction of
the maximum applicable sales charge
of 4.75%, which was in effect
during the performance period.
There is currently a maximum sales
charge of 5.75% imposed on the
purchase of Monument Digital
Technology Fund Class A Shares.
Reduced sales charges may apply.
Had the sales charge been included,
returns would have been less than
those shown.



Average Annual Total Returns
for the periods ended December 31, 1999




	1
Year
	Since
inception
	(November
16, 1998)
Monument Digital
Technology Fund Class
A
	271.
74%
	313.65%
Nasdaq-100 Index
	102.
10%
	151.50%
Inter@ctive Week
Internet Index
	167.
57%
	236.52%

The Nasdaq-100 Index(R)
represents the largest and most
active non-financial domestic and
international issues listed on The
Nasdaq Stock Market(R) based on
market capitalization. The
companies included in the index
reflect the Nasdaq stock market's
largest companies across major
industry groups, which include
computer hardware and software,
telecommunications,
retail/wholesale trade and
biotechnology. The index was
established in January 1985, and as
of December 21, 1998 the Nasdaq-100
Index was re-balanced to a modified
market capitalization weighted
index. Weightings are adjusted as
needed on a quarterly basis.
Numbers shown reflect the
reinvestment of dividends.

The Fund previously used the S&P
500 as its broad-based index, but
has replaced that index with The
Nasdaq-100 Index as being more
representative of the focus of the
Fund. The S&P 500 Index is an
unmanaged index containing common
stocks of 500 industrial,
transportation, utility and
financial companies, regarded as
generally representative of the
United States market.

The Inter@ctive Week Internet
Index is a modified capitalization-
weighted index of companies
involved with providing digital
interactive services, developing
and marketing digital interactive
software, and manufacturing digital
interactive hardware. The index was
developed with a base value of
66.66 as of August 15, 1995.
Effective on March 22, 1999, there
was a 3-1 split of the index.


                                                        [MEDICAL
SCIENCES GRAPH CLASS A SHARES]



	Monument
Medical
	Sciences
Fund Class
A

	S&P
500

	Russell
2000
Since
Inception
(January 6,
1998)
45.98%
24.4
%
9.48%
1 Year
ended
December
31, 1999
66.96%
19.4
7%
21.29%

During the period shown in the
bar chart the highest return for a
calendar quarter was 57.35%
(quarter ended 12/31/99) and the
lowest return for a calendar
quarter was (0.98%) (quarter ended
3/31/99). The return for the
quarter ended 9/30/00 was 9.55%.

Past performance is not
predictive of future performance.
Performance figures in the bar
chart do not include deduction of
the maximum applicable sales charge
of 4.75%, which was in effect
during the performance period.
There is currently a maximum sales
charge of 5.75% imposed on the
purchase of Monument Medical
Sciences Fund Class A Shares.
Reduced sales charges may apply.
Had the sales charge been included,
and had certain fees and expenses
not been voluntarily waived or
reimbursed, returns would have been
less than those shown.

Average Annual Total Returns
(for the periods ended December 31, 1999)




	1
Yea
r
	Since
inception
	(January
6, 1998)
Monument Medical
Sciences Fund Class A
	66.
96%
	45.98%
S&P 500 Index
	19.
47%
	24.40%
Russell 2000 Index
	21.
29%
	9.48%

The S&P 500 is an unmanaged index
containing common stocks of 500
industrial, transportation, utility
and financial companies, regarded
as generally representative of the
United States market. The index
reflects the reinvestment of income
dividends and capital gain
distributions, if any, but does not
reflect fees, brokerage
commissions, or other expenses of
investing.

The Russell 2000 Index is
comprised of the smallest 2000
companies in the Russell 3000
Index, representing approximately
11% of the Russell 3000 total
market capitalization.


[TELECOMMUNICATIONS FUND GRAPH CLASS A SHARES]




	Monument
	Telecommunica
tions Fund
	Class A


	S&P
500

	NASDAQ
	Telecommunicati
ons
Since
Inception
(January
6, 1998)
	59.92%
	25.19
%
	82.79%
1 Year
ended
December
31, 1999
	90.58%
	20.98
%
	102.47%

During the period shown in the
bar chart the highest return for a
calendar quarter was 33.25%
(quarter ended 12/31/99) and the
lowest return for a calendar
quarter was 6.56% (quarter ended
9/30/99). The return for the
quarter ended 9/30/00 was (15.08%).

Past performance is not
predictive of future performance.
Performance figures in the bar
chart do not include deduction of
the maximum applicable sales charge
of 4.75%, which was in effect
during the performance period.
There is currently a maximum sales
charge of 5.75% imposed on the
purchase of Monument
Telecommunications Fund Class A
Shares. Reduced sales charges may
apply. Had the sales charge been
included, and had certain fees and
expenses not been voluntarily
waived or reimbursed, returns would
have been less than those shown.

Average Annual Total Returns
(for periods ended December 31, 1999)




	1
Year
	Since
inception
	(January
6, 1998)
Monument
Telecommunications
Fund Class A
	90.5
8%
	59.92%
S&P 500 Index
	20.9
8%
	25.19%
NASDAQ
Telecommunications
Index
	102.
47%
	82.79%

The S&P 500 is an unmanaged index
containing common stocks of 500
industrial, transportation, utility
and financial companies, regarded
as generally representative of the
United States market. The index
reflects the reinvestment of income
dividends and capital gain
distributions, if any, but does not
reflect fees, brokerage
commissions, or other expenses of
investing.

The NASDAQ Telecommunications
Index is a capitalization-weighted
index designed to measure the
performance of all NASDAQ stocks in
the telecommunications sector. The
index was developed with a base
value of 100 as of February 5,
1971.



TABLE OF FEES AND EXPENSES

The following table is designed
to help you understand the fees and
expenses that you may pay, both
directly and indirectly, by
investing in each of the Funds.

	Shareholder Fees



	(fees paid directly
from your investment)
	Cla
ss
A
	Clas
s B
	Clas
s C




Maximum Sales Charge
(Load)(1)
5.7
5%
None
1.00
%
Maximum Deferred Sales
Charge (Load)
Non
e
5.00
%(2)
1.00
%(3)
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends
  and Distributions

Non
e

None

None
Redemption Fees
Non
e
None
None
Exchange Fees
Non
e
None
None
Annual Fund Operating
Expenses



(expenses that are
deducted from fund
assets as a percentage



of average net assets)






	Digital
Technology Fund
	(formerly
Internet Fund)

	Clas
s A
	Clas
s B
	Clas
s C
Advisory Fee
	1.25
%
	1.25
%
	1.25
%
Distribution (12b-1)
Fees(4)
	0.50
%
	1.00
%
	1.00
%
Other Expenses

	0.4
7%

	0.6
9%

	1.1
8%
Total Annual Fund
Operating
Expenses(5)
	2.22
%
	2.94
%
	3.43
%

	Genomics Fund

	Clas
s A
	Clas
s B
	Clas
s C
Advisory Fee
	1.25
%
	1.25
%
	1.25
%
Distribution (12b-1)
Fees(4)
	0.50
%
	1.00
%
	1.00
%
Other Expenses(6)

	1.7
3%

	1.9
3%

	1.9
3%
Total Annual Fund
Operating
Expenses(5)
	3.48
%
	4.18
%
	4.18
%

	Medical Sciences
Fund

	Clas
s A
	Clas
s B
	Clas
s C
Advisory Fee
	1.25
%
	1.25
%
	1.25
%
Distribution (12b-1)
Fees(4)
	0.50
%
	1.00
%
	1.00
%
Other Expenses

	0.9
1%

	0.7
5%

	1.0
9%
Total Annual Fund
Operating
Expenses(5)
	2.66
%
	3.00
%
	3.34
%

	Telecommunication
s Fund

	Class
A
	Class
B
	Class
C
Advisory Fee
	1.25%
	1.25%
	1.25%
Distribution (12b-1)
Fees(4)
	0.50%
	0.50%
	1.00%
Other Expenses

	1.1
3%

	1.1
3%

	1.5
1%
Total Annual Fund
Operating
Expenses(5)
	2.88%
	3.38%
	3.76%



(1)	As a percentage of offering
price. Reduced rates apply to
purchases over $50,000, and the
sales charge is waived for certain
classes of investors. See "Buying
Fund Shares-Public Offering Price"
and "Buying Fund Shares-Rights of
Accumulation."

(2)	A 5.00% deferred sales charge
as a percentage of the original
purchase price will apply to any
redemption made within the first
year. During the second year,
redeemed shares will incur a 4.00%
sales charge. During years three
and four the sales charge is
reduced to 3.00%, during year five
2.00%, and during year six 1.00%.
The contingent deferred sales
charge is eliminated after the
sixth year. Class B Shares
automatically convert to Class A
Shares eight years after the
calendar month end in which the
Class B Shares were purchased.

(3)	A contingent deferred sales
charge of 1.00% is imposed on the
proceeds of Class C Shares redeemed
within one year. The charge is a
percentage of net asset value at
the time of purchase.

(4)	The Company has approved a
Plan of Distribution Pursuant to
Rule 12b-1 under the Investment
Company Act of 1940 for Class A, B
and C Shares, providing for the
payment of distribution fees to
Monument Distributors, Inc., the
principal underwriter for each Fund
("12b-1 Plan"). Class A Shares pay
a maximum distribution fee of 0.50%
of average daily net assets, and
Class B and Class C Shares pay a
maximum distribution fee of 1.00%
of average daily net assets. See
"Rule 12b-1 Fees." The higher 12b-1
fees borne by Class B and Class C
Shares may cause long-term
investors to pay more than the
economic equivalent of the maximum
front end sales charge permitted by
the National Association of
Securities Dealers.

(5)	With respect to the Digital
Technology, Medical Sciences and
Telecommunications Funds, the
Advisor has contractually agreed to
waive its fees and pay expenses to
the extent necessary to cap Class A
Share total operating expenses at
2.75%, and Class B and Class C
Share total operating expenses at
3.25% of the Fund's average daily
net assets through an initial term
of May 1, 2001. The Fund and
Advisors may agree to extend the
term of the agreement.
Nevertheless, the Board of Trustees
of the Fund may change the maximum
amount of expenses to be borne by
the Fund if it deems the change to
be in the best interests of the
Fund and its shareholders. The
Board has elected to raise the cap
on several occasions, and there is
no guarantee that the stated
amounts will remain in place in the
future. Amounts waived by the
Advisor may be recouped in the
future. See "Expense Waivers" for
additional information.

(6)	Based on estimated amounts for
the current fiscal year.

After fee waivers and/or expense
reimbursements, the net expenses
paid by each of the Funds are
estimated to be as follows:


	Digital
Technology Fund

	Clas
s A
	Clas
s B
	Clas
s C
Total Annual Fund
Operating Expenses
	2.22
%
	2.94
%
	3.43
%
Fee Waivers and/or
Expense Reimbursements
	-
	-
	0.18
%
Net Expenses
	2.22
%
	2.94
%
	3.25
%

	Medical Sciences
Fund

	Clas
s A
	Clas
s B
	Clas
s C
Total Annual Fund
Operating Expenses
	2.66
%
	3.00
%
	3.34
%
Fee Waivers and/or
Expense Reimbursements
	-
	-
	0.09
%
Net Expenses
	2.66
%
	3.00
%
	3.25
%

	Telecommunication
s Fund

	Class
A
	Class
B
	Class
C
Total Annual Fund
Operating Expenses
	2.88%
	3.38%
	3.76%
Fee Waivers and/or
Expense Reimbursements
	0.13%
	0.13%
	0.51%
Net Expenses
	2.75%
	3.25%
	3.25%

Example.  This example is
intended to help you compare the
cost of investing in the Fund with
the cost of investing in other
mutual funds with similar
investment objectives. The example
assumes that you invest $10,000 in
a class of shares of the Fund for
the time periods indicated then
redeem all of your shares at the
end of those periods. The example
also assumes that your investment
has a 5% return each year and that
the operating expenses of the
relevant class remain the same.
Although your actual cost may be
higher or lower, based on these
assumptions your cost would be:


	Digital
Technology
	Genomics

	Clas
s A
	Cl
as
s
B
	Cla
ss
C
	Cla
ss
A
	Cla
ss
B
	Cla
ss
C
1
Year*
	787
	782
	446
	905
	919
	520
3
Years
*
	1,22
9
	1,664
	1,053
	1,580
	1,569
	1,269
5
Years
*
	1,69
6
	2,170
	1,784
	-
	-
	-
10
Years
*
	2,98
2
	3,649
	3,712
	-
	-
	-


	Medical
Sciences
	Telecommunica
tions

	Cla
ss
A
	Cla
ss
B
	Cla
ss
C
	Cla
ss
A
	Cla
ss
B
	Cla
ss
C
1
Yea
r*
829
787
437
849
824
	478
3
Yea
rs*
1,3
54
1,6
81
1,0
27
1,4
16
1,7
87
	1,149
5
Yea
rs*
1,9
04
2,1
98
1,7
42
2,0
06
2,3
72
	1,939
10
Yea
rs*
3,3
96
3,7
02
3,6
31
3,5
95
4,0
31
	4,002


With respect to Class A Shares,
the above examples assume payment
of the maximum initial sales charge
of 5.75% at the time of purchase.
The sales charge varies depending
upon the amount of Fund shares that
an investor purchases. Accordingly,
your actual expenses may vary. With
respect to Class B Shares, the
above examples assume payment of
the deferred sales charge
applicable at the time of
redemption. The ten-year figure
takes into account the shares'
conversion to Class A Shares after
eight years. For time periods
during which the contractual
agreement to waive or reimburse
fees is in place, your actual
expenses may be lower.

*If the advisor continues to
maintain a cap under the Expense
Limitation Agreement for the
periods shown below, your cost
would be:


Digital
Technology
Medical Sciences

Clas
s A
Clas
s B
Clas
s C
Clas
s A
Clas
s B
Clas
s C
1
Year
787
782
428
829
787
428
3
Year
s
1,22
9
1,66
4
1,00
1
1,35
4
1,68
1
1,00
1
5
Year
s
1,69
6
2,17
0
1,69
8
1,90
4
2,19
8
1,69
8
10
Year
s
2,98
2
3,64
9
3,54
9
3,39
6
3,70
2
3,54
9









Telecommunication
s

Clas
s A
Clas
s B
Clas
s C
1
Year
837
811
428
3
Year
s
1,37
9
1,75
1
1,00
1
5
Year
s
1,94
6
2,31
3
1,69
8
10
Year
s
3,47
8
3,92
0
3,54
9








THE COMPANY

The Company.  Monument Series
Fund is an open-end management
investment company registered with
the Securities and Exchange
Commission ("SEC"). The Company was
originally organized as a Maryland
corporation on April 7, 1997, and
converted to a Delaware business
trust effective June 30, 2000.
Other funds available in the
Monument family are the Sansom
Street Money Market Fund and
Monument EuroNet Fund.

The Advisor.  Monument Advisors,
Ltd. serves as each Fund's
investment advisor and provides
overall management of the Company's
business affairs. See "Investment
Advisory and Other Services" in the
SAI. Under its Investment Advisory
Agreement with the Fund, Advisors
is entitled to earn a fee of 1.25%
of the assets of the Fund. For the
fiscal year ended October 31, 2000,
Advisors earned 0.78% for managing
the Monument Internet Fund (now
Monument Digital Technology Fund),
0.56% for managing the Monument
Medical Sciences Fund, and 0.27%
for managing the Monument
Telecommunications Fund. The total
fees earned were less than 1.25%
since the rate was 1% through June
29, 2000, and Advisors waived a
portion of its fee to help reduce
the expenses of the Fund.

Monument Advisors, located at
7201 Wisconsin Avenue, Suite 650,
Bethesda, Maryland 20814, is a
wholly-owned subsidiary of The
Monument Group, Inc., which in turn
is principally-owned and controlled
by David A. Kugler, President and a
director of both Advisors and the
Company. Monument Advisors also
manages the portfolio investments
of qualified individuals,
retirement plans, and trusts. As of
October 31, 2000, Advisors managed
or supervised in excess of $175
million in assets.

Expense Waivers.  In the interest
of limiting expenses of the Digital
Technology, Medical Sciences and
Telecommunications Funds, Monument
Advisors has entered into an
Expense Limitation Agreement with
the Company. Pursuant to the
agreement, Monument Advisors has
agreed to waive or limit its fees
and to assume other expenses so
that the total annual operating
expenses for Class A, B and C
Shares of the Funds covered by the
agreement are limited to 2.75% for
Class A Shares and 3.25% for Class
B and C Shares with an original
term through May 1, 2001. The limit
does not apply to interest, taxes,
brokerage commissions, other
expenditures capitalized in
accordance with generally accepted
accounting principles or other
extraordinary expenses not incurred
in the ordinary course of business.
The Board of Trustees has the
ability to change the limit imposed
from time to time if, in its
discretion, the Board believes the
change will be in the best
interests of the Fund and its
shareholders. The Board has
increased the cap several times in
the past, and there is no guarantee
that the cap will remain in place
or at the same level in the future.

The Digital Technology, Medical
Sciences and Telecommunications
Funds may reimburse the Advisor for
fees waived or limited and other
expenses assumed and paid by the
Advisor under the Expense
Limitation Agreement. Reimbursement
is conditioned on the Fund having
reach a sufficient asset size to
permit the reimbursement to be made
without causing the total annual
expense ratio of the Fund to exceed
the percentage limit stated in the
agreement. Reimbursements must be
approved by the Board of Trustees
on a quarterly basis.

Portfolio Management.  Advisors
uses a team approach to Management
of the Funds under the direction of
the Chief Investment Officer, Bob
Grandhi. Mr. Grandhi has over 20
years experience in the investment
management field, having previously
worked with firms including Daiwa
Securities, Kemper Securities and
E.F. Hutton.

Principal Underwriter.  Monument
Distributors, Inc. has its
principal place of business at 7920
Norfolk Avenue, Suite 500,
Bethesda, Maryland 20814. It is a
wholly-owned subsidiary of The
Monument Group, Inc., is an
affiliate of Monument Advisors, and
serves as the principal underwriter
of each Fund. David A. Kugler,
Peter L. Smith and Bob Grandhi are
officers of both the Company and
Monument Distributors.

Other Information.  Advisors or
its affiliates may make payments to
broker-dealers, financial advisors,
banks or other financial
institutions for certain services
to the Funds and/or their
shareholders, including (but not
limited to) sub-administration,
sub-transfer agency and shareholder
servicing. These payments come out
of the resources of the entity
making the payment so that there
are no additional costs to the
Funds or their shareholders.




BUYING FUND SHARES

Share Class Alternatives.  The
Fund offers investors four
different classes of shares. Class
A, Class B and Class C Shares are
offered by this Prospectus. Class Y
Shares are offered by a separate
Prospectus. The different classes
of shares represent investments in
the same portfolio of securities,
but the classes are subject to
different expenses and may have
different share prices. When you
buy shares be sure to specify the
class of shares in which you choose
to invest. If you do not select a
class your money will be invested
in Class A Shares. Because each
share class has a different
combination of sales charges,
expenses and other features, you
should consult your financial
advisor to determine which class
best meets your financial
objectives. Additional details
about each of the share class
alternatives may be found below
under "Distribution Arrangements."


	Class A
Shares
	Class B
Shares
	Class C
Shares
Max.
initial
sales
5.75%
None
1%
charge.
(Subject
to
reductions


See
"Distribu
tion
beginning
with


Arrangeme
nts" for
a
investment
s


schedule
itemizing
of
$50,000)


reduced
sales



charges.



Contingen
t
deferred
None
Year 1
5%
Year 1
1%
sales
charge

Year 2
4%
Years 2+
None
("CDSC")

Year 3
3%

Imposed
when
shares
are

Year 4
3%

redeemed
(percenta
ge

Year 5
2%

based on
purchase

Year 6
1%

price).
Years are
based

Year 7
None

on a
twelve-
month

Year 8
None

period.



See below
for



informati
on
regarding



applicabl
e waivers
of



the CDSC.







Rule 12b-
1 fees.
0.50%
1.00%
1.00%
See
"Distribu
tion



Arrangeme
nts" for



important
informati
on



about
Rule 12b-
1



fees.



Conversio
n to
Class A
N/A
Automatical
ly after
No
conversion
feature.


about 8
years, at
which
Rule 12b-1
fees remain


time
applicable
Rule
higher than
those of


12b-1 fees
are
reduced.
Class A
Shares for
life



of account.




Appropria
te for:
All
investors,
Investors
who plan to
Investors
who intend
to

particular
ly those
who
hold their
shares at
hold their
shares for

intend to
hold their
least 6
years.
at least 1
year, but

shares for
a long

less than 6
years.

period of
time
and/or



invest a
substantia
l



amount in
the Fund.



Share Transactions.  You may
purchase and redeem Fund shares, or
exchange shares of one Fund for
those of another, by contacting any
broker authorized by the
distributor to sell shares of the
Company or by contacting PFPC,
Inc., the Company's subtransfer and
dividend disbursing agent, at P.O.
Box 61503, King of Prussia, PA
19406-0903 or by telephoning 1-888-
420-9950. A sales charge may apply
to your purchase. Brokers may
charge transaction fees for the
purchase or sale of Fund shares,
depending on your arrangement with
the broker. If you have an IRA,
your account will be charged a
maintenance fee of $20 per year.

Minimum Investments.  The
following table provides you with
information on the various
investment minimums, sales charges
and expenses that apply to each
class. Under certain circumstances
the Fund may waive the minimum
initial investment for purchases by
officers, directors and employees
of the Company, and its affiliated
entities and for certain related
advisory accounts, retirement
accounts, custodial accounts for
minors and automatic investment
accounts as detailed below under
"Waiver of Sales Charges."



	Cla
ss
A
	Cla
ss
B
	Cla
ss
C
Minimum
Initial

Investment

	$
	1,0
00

	$
	1,0
00

	$
	1,0
00
Minimum
Subsequent

Investment

	$
	250
*

	$
	250
*

	$
	250
*

* For automatic investments made at
least quarterly, the minimum
subsequent investment is $100.

By Mail.  You may buy shares of
each Fund by sending a completed
application along with a check
drawn on a U.S. bank in U.S. funds,
to "Monument Series Fund," c/o
PFPC, Inc., at P.O. Box 61503, King
of Prussia, PA 19406-0903. PFPC,
Inc. is the Company's subtransfer
and dividend disbursing agent. See
"Proper Form." Third-party checks
are not accepted for the purchase
of Fund shares.

By Wire.  You may also wire
payments for Fund shares to the
wire bank account for the
appropriate Fund. You will be
charged a fee of $15 for shares
purchased by wire. Before wiring
funds, please call 1-888-420-9950
to advise the Fund of your
investment and to receive further
instructions. Please remember to
return your completed and signed
application to PFPC, Inc., P.O. Box
61503, King of Prussia, PA 19406-
0903. See "Proper Form."

Public Offering Price.  When you
buy shares of a Fund, you will
receive the public offering price
per share as determined after your
order is received in proper form,
as defined below under the section
entitled "Proper Form." The public
offering price of Class A and Class
C Shares is equal to the Fund's net
asset value plus the initial sales
charge. The public offering price
of Class B Shares is equal to the
respective Fund's net asset value.

When Shares Are Priced.  Each Fund
is open for business each day the
New York Stock Exchange
("Exchange") is open. Each Fund
determines its share price as of
the close of regular trading on the
Exchange, generally 4:00 p.m. EST.
If you purchase your shares through
a broker, the Fund will be deemed
to have received your order when
the order is accepted as being in
proper form by the broker. However,
your broker must receive your
request before the close of the
regular trading on the Exchange to
receive that day's net asset value
("NAV").

Net Asset Value.  Each Fund's share
price is equal to the NAV per share
of the Fund. Each Fund calculates
its NAV per share by valuing and
totaling its assets, subtracting
any liabilities, and dividing the
remainder, called net assets, by
the number of Fund shares
outstanding. The value of each
Fund's portfolio securities is
generally based on market quotes if
they are readily available. If they
are not readily available, Advisors
will determine their market value
in accordance with procedures
adopted by the Board. For
information on how the Funds value
their assets, see "Valuation of
Fund Shares" in the SAI.

DISTRIBUTION ARRANGEMENTS

If you purchase your shares through
a broker-dealer, the broker-dealer
firm is entitled to receive a
percentage of the sales charge you
pay in order to purchase Fund
shares. The following schedule
governs the percentage to be
received by the selling broker-
dealer firm.

Class A Sales Charge and Broker-Dealer
Commission and Service Fee




	Sales
Charge
	Broker-
Dealer
	Percent
age
Less than
$50,000
	5.75%
	5.00%
$50,000 but less
than $100,000
	4.50%
	3.75%
$100,000 but
less than
$250,000
	3.50%
	2.75%
$250,000 but
less than
$500,000
	2.50%
	2.00%
$500,000 but
less than


  $1,000,000
	2.00%
	1.75%
$1,000,000 or
more
	1.00%
	1.00%

After a one-year holding period,
broker-dealers will be entitled to
receive an ongoing service fee of
0.25% per year, payable quarterly.



Class B Broker-Dealer
Commission and Service Fee



	Broker-
Dealer
	Percent
age
Up to
$250,000
	4.00%

After a one-year holding period,
broker-dealers will be entitled to
receive an ongoing service fee of
0.25% per year, payable quarterly.

Class C Broker-Dealer
Commission and Service Fee




	Sales
Charge
	Broker-
Dealer
	Percent
age
All
purchas
es
	1.00%
	1.00%

At the end of each calendar
quarter, broker-dealers will be
entitled to receive an ongoing
service fee from the Fund of 0.25%
per year, payable quarterly. The
Distributor may elect to provide
additional compensation to broker-
dealers for undertaking activities
designed to result in the sale of
Class C Shares of the Fund.

Rule 12-b 1 Fees.  The Board of
Trustees has adopted a Plan of
Distribution pursuant to Rule 12b-1
under the Investment Company Act of
1940 ("1940 Act") for each class of
shares ("Rule 12b-1 Plan").
Pursuant to the Rule 12b-1 Plans,
each Fund may finance any activity
or expense that is intended
primarily to result in the sale of
its shares. Each Fund may pay a fee
("Rule 12b-1 fee") to Distributors,
on an annualized basis of its
average daily net assets, up to a
maximum of 1.00% for Class B and
Class C Share expenses and 0.50%
for Class A Share expenses. Up to
0.25% of the total Rule 12b-1 fee
may be used to pay for certain
shareholder services provided by
institutions that have agreements
with the Funds' distributor to
provide those services. Each Fund
may pay Rule 12b-1 fees for
activities and expenses borne in
the past in connection with the
distribution of its shares as to
which no Rule 12b-1 fee was paid
because of the maximum limitation.
The Funds may also pay up to .75%
of the daily net assets of the
Class B and Class C shares to
finance activities relating to the
distribution of its shares. Because
these fees are paid out of the a
Fund's assets on an ongoing basis,
over time these fees will increase
the cost of your investment and may
cost more than paying other types
of sales charges.

Sales Charge Waivers

Waiver of Front-End Sales
Charges.  No sales charge shall
apply to:

(1)reinvestment of income dividends
and capital gain distributions;

(2)exchanges of one Fund's shares
for those of another Fund;

(3)purchases of Fund shares made by
current or former directors,
officers, or employees of the
Company, Advisors, Monument
Distributors, The Monument Funds
Group, Inc., or The Monument Group,
Inc., and by members of their
immediate families, and employees
(including immediate family
members) of a broker-dealer
distributing Fund shares;

(4)purchases of Fund shares by
Distributors for its own investment
account for investment purposes
only;

(5)a "qualified institutional
buyer," as that term is defined
under Rule 144A of the Securities
Act of 1933, including, but not
limited to, insurance companies,
investment companies registered
under the 1940 Act, business
development companies registered
under the 1940 Act, and small
business investment companies;

(6)a charitable organization, as
defined in Section 501(c)(3) of the
Internal Revenue Code ("Code"), as
well as other charitable trusts and
endowments, investing $50,000 or
more;

(7)a charitable remainder trust,
under Section 664 of the Code, or a
life income pool, established for
the benefit of a charitable
organization as defined in Section
501(c)(3) of the Code;

(8)investment advisors or financial
planners who place trades for their
own accounts or the accounts of
their clients and who charge a
management, consulting or other fee
for their services; and clients of
those investment advisors or
financial planners who place trades
for their own accounts if the
accounts are linked to the master
account of the investment advisor
or financial planner on the books
and records of the broker or agent;

(9)institutional retirement and
deferred compensation plans and
trusts used to fund those plans,
including those defined in section
401(a), 403(b) or 457 of the Code
and "rabbi trusts"; and

(10)the purchase of Fund shares, if
available, through certain third-
party fund "supermarkets." Some
fund supermarkets may offer Fund
shares without a sales charge or
with a reduced sales charge. Other
fees may be charged by the service-
provider sponsoring the fund
supermarket, and transaction
charges may apply to purchases and
sales made through a broker-dealer.

Waiver Of Contingent Deferred
Sales Charge.  The contingent
deferred sales charge is waived
for:

(1) certain post-retirement
withdrawals from an IRA or other
retirement plan if you are over
70.5


(2) redemptions by certain eligible
401(a) and 401(k) plans and certain
retirement plan rollovers;

(3) redemptions resulting from
shareholder death or disability
provided that the redemption is
requested within one year of death
or disability; and

(4) redemptions through Systematic
Monthly Investment (systematic
redemption plan), limited to 10%
per year of an account's net asset
value. For example, if you maintain
an annual balance of $10,000 you
can redeem up to $1,000 annually
free of charge.

Reduced Sales Charges

Right Of Accumulation.  After
making an initial purchase in any
Monument Fund series, you may
reduce the sales charge applied to
any subsequent purchases. Your
shares in a Fund previously
purchased will be taken into
account on a combined basis at the
current net asset value per share
of a Fund in order to establish the
aggregate investment amount to be
used in determining the applicable
sales charge. Only previous
purchases of Fund shares that are
still held in the Fund and that
were sold subject to the sales
charge will be included in the
calculation. To take advantage of
this privilege, you must give
notice at the time you place your
initial order and subsequent orders
that you wish to combine purchases.
When you send your payment and
request to combine purchases,
please specify your account number.

Letter of Intent.  If you intend
to purchase at least $50,000 of
Class A Shares of any of the Funds,
you may elect to complete a Letter
of Intent. By doing so, you agree
to invest a certain amount over a
13-month period. You would pay a
sales charge on any Class A shares
you purchase during the 13 months
based on the total amount to be
invested under the Letter of
Intent. You can apply any
investments you made in Class A
shares in any Monument Fund during
the preceding 90-day period toward
fulfillment of the Letter of Intent
(although there will be no refund
of sales charges you paid during
the 90-day period). You should
inform the Fund's transfer agent
that you have a Letter of Intent
each time you make an investment.

You are not obligated to purchase
the amount specified in the Letter
of Intent. If you purchase less
than the amount specified, however,
you must pay the difference between
the sales charge paid and the sales
charge applicable to the purchases
actually made. The Fund's custodian
will hold the amount in escrow. The
Funds' custodian will pay the
escrowed funds to your account at
the end of the 13 months unless you
do not complete your intended
investment.

Additional information regarding
the waiver or reduction of sales
charges may be obtained by calling
1-888-420-9950. All account
information is subject to
acceptance and verification by
Monument Distributors.

General.  The Company reserves
the right in its sole discretion to
withdraw all or any part of the
offering of shares of any Fund
when, in the judgment of the Fund's
management, such withdrawal is in
the best interest of the Fund. An
order to purchase shares is not
binding on, and may be rejected by,
Distributors until it has been
confirmed in writing by
Distributors and payment has been
received.

Exchanging Fund Shares

You may exchange shares of one
fund for the same class of shares
of any other Monument fund, under
the Company's exchange privilege
("Exchange Privilege"), by
submitting your order in proper
form, as defined below under the
section entitled "Proper Form."
Shareholders may also exchange
their Monument Series Fund shares
for shares of the Sansom Street
Money Market Fund. You may obtain
information about the Sansom Street
Money Market Fund by calling 1-888-
420-9950 for a free prospectus. The
prospectus is also available on the
Fund's website at
http://www.monumentfunds.com.

Exchange Price.  Your exchange
request will be processed based on
the NAV of the Fund shares to be
exchanged and the Fund shares to be
bought, as determined after receipt
of your order in proper form.
Exchanges are taxable transactions.
See "Additional Information on
Distributions and Taxes" in the
SAI.

Contingent Deferred Sales
Charges.  Shareholders may exchange
their shares for shares of the same
class of another Monument Fund on
the basis of the relative net asset
value per share, without the
payment of any CDSC that would
otherwise be due as a result of the
redemption of the outstanding
shares. Class B shareholders will
continue to be subject to the CDSC
and automatic conversion schedules
of the Fund from which shares have
been redeemed, even if the CDSC and
automatic conversion schedules of
the Fund into which they have
exchanged is lower. For the CDSC
schedule see above under
"Distribution Arrangements."

Minimum Account.  The minimum
amount permitted for each exchange
between existing accounts in the
Funds is $250. The minimum amount
permitted for an exchange that
establishes a new Fund account is
$1,000.

Modification or Termination.
Excessive trading can adversely
impact Fund performance and
shareholders. Therefore, the
Company reserves the right to
temporarily or permanently modify
or terminate the Exchange
Privilege. The Company also
reserves the right to refuse
exchange requests by any person or
group if, in the Company's
judgment, a Fund would be unable to
invest the money effectively in
accordance with its investment
objective and policies, or would
otherwise potentially be adversely
affected. The Company further
reserves the right to restrict or
refuse an exchange request if the
Company has received or anticipates
simultaneous orders affecting
significant portions of a Fund's
assets or detects a pattern of
exchange requests that coincides
with a "market timing" strategy.
Although the Company will attempt
to give you prior notice when
reasonable to do so, the Company
may modify or terminate the
Exchange Privilege at any time.

Redeeming Fund Shares

You may redeem shares of the
Funds by submitting your order
either through your authorized
broker or by submitting it directly
to the Fund. Redemption requests to
the Fund should be directed in
writing to PFPC Inc. at P.O. Box
61503, King of Prussia, PA 19406-
0903, or by telephoning 1-888-420-
9950. See "Proper Form."

Small Account Redemptions.  Due
to the relatively high cost of
maintaining accounts with smaller
holdings, each Fund reserves the
right to redeem your shares if, as
a result of redemptions, the value
of your account drops below each
Fund's $1,000 minimum balance
requirement ($250 in the case of
IRAs, or other retirement plans and
custodial accounts). Each Fund will
give you 30 days advance written
notice and a chance to increase
your Fund balance to the minimum
requirement before the Fund redeems
your shares.

Systematic Redemption Plan.  If
you have, in the aggregate, a
minimum of $50,000 in your Monument
Fund accounts, you may arrange to
receive monthly redemptions from
your Fund. The minimum amount
required for each redemption is
$1,000, and redemptions are made on
the 25th of each month. If you hold
Class B Shares of a Fund, and the
total amount of your redemptions is
less than 10% of your average total
account value invested in Monument
Series Fund, then the CDSC imposed
on Class B Share redemptions will
be waived. To the extent you have
redeemed in excess of 10% of your
total average investment in
Monument Series Fund, the excess
amount will be charged the CDSC.
See "Buying Fund Shares" for
details about the CDSC. Call 1-888-
420-9950 to set up a Systematic
Redemption Plan.

Redemption Price.  Your
redemption request will be
processed based on the net asset
value ("NAV") of the applicable
Fund's shares as determined after
receipt of your order in proper
form, less any applicable CDSC.

Redemption Proceeds.  Redemption
proceeds will generally be paid by
the next business day after
processing, but in no event later
than three business days after
receipt by the Fund's transfer
agent of your redemption order in
proper form. If you are redeeming
shares that you just purchased and
paid for by personal check, the
mailing of your redemption proceeds
may be delayed for up to ten (10)
calendar days to allow your check
to clear (this holding period does
not apply to cashier's, certified,
or treasurer's checks).
Additionally, the Company, on
behalf of each Fund, may suspend
the right of redemption or postpone
the date of payment during any
period that the Exchange is closed,
trading in the markets that a Fund
normally utilizes is restricted, or
redemption is otherwise permitted
to be suspended by the SEC. You
will be charged a fee of $15 for
shares redeemed by wire.

Redemptions In Kind.  The Company
reserves the right to redeem its
shares in kind. In other words,
upon tendering shares of a Fund,
the Fund has the right to pay you
the value of your redemption in
assets other than cash. The Company
will, however, pay cash in response
to all requests for redemption by
any shareholder of record, limited
in amount with respect to each
shareholder during any 90-day
period to the lesser of $250,000
from a Fund or one percent of the
net asset value of a Fund at the
beginning of such period. See
"Buying, Redeeming, and Exchanging
Shares" in the SAI for more
information.

DIVIDENDS AND DISTRIBUTIONS

Each of the Funds currently
intends to declare and pay
dividends from net investment
income, if any, on an annual basis.
Each Fund currently intends to make
distributions of realized capital
gains, if any, on an annual basis.
You may reinvest income dividends
and capital gain distributions in
additional Fund shares at current
net asset value (i.e., without
payment of a sales charge). Each of
the Funds declares and pays income
dividends from its net investment
income, usually in December.
Capital gains distributions, if
any, are also made in December.

Income dividends and capital gain
distributions are calculated and
distributed the same way for each
Fund. The amount of any income
dividends will differ as a result
of the individual investment
strategies of each Fund. Income
dividend payments are not
guaranteed, are subject to the
Board's discretion, and may vary
from time to time. None of the
funds pays "interest" or guarantees
any fixed rate of return on an
investment in its shares.

Each Fund will automatically
reinvest any income dividends and
capital gains distributions in
additional shares of the Fund
unless you select another option on
your application. You may change
your distribution option at any
time by notifying the sub-transfer
agent by mail at PFPC, Inc., P.O.
Box 61503, King of Prussia, PA
19406-0903. Please allow at least
seven days prior to the record date
for us to process the new option.

TAX CONSIDERATIONS

The Funds.  Each Fund intends to
qualify for special tax treatment
afforded to regulated investment
companies under the Code. To
establish and continue its
qualification, each Fund intends to
diversify its assets as the Code
requires. Each Fund also intends to
distribute substantially all of its
net investment income and capital
gains to its shareholders to avoid
federal income tax on the income
and gains so distributed.

Shareholders.  For federal income
tax purposes, any income dividend
that you receive from the Funds, as
well as any net short term capital
gain distribution, is generally
taxable to you as ordinary income
whether you have elected to receive
it in cash or in additional shares.

Distributions of net long-term
capital gains are generally taxable
to you as long-term capital gains,
regardless of how long you have
owned your Fund shares and
regardless of whether you have
elected to receive such
distributions in cash or in
additional shares.

Dividends and certain interest
income earned from foreign
securities by the Fund may be
subject to foreign withholding or
other taxes. The Fund may be
permitted to pass on to its
shareholders the right to a credit
or deduction for income or other
tax credits earned from foreign
investments and currently intends
to do so if possible. These
deductions or credits may be
subject to tax law limitations.
Generally, distributions are
taxable to you for the year in
which they are paid. In addition,
certain distributions that are
declared in October, November or
December, but which, for
operational purposes, are paid the
following January, are taxable as
though they were paid by December
31st of the year in which they are
declared.

Redemptions and exchanges of Fund
shares are taxable events on which
you may realize a gain or loss.

Tax Information.  The Funds will
advise you promptly, after the
close of each calendar year, of the
tax status for federal income tax
purposes of all income dividends
and capital gain distributions paid
for such year.

The foregoing is only a general
discussion of applicable federal
income tax provisions. For further
information, see "Additional
Information on Distributions and
Taxes" in the SAI. You should
consult with your tax advisor about
your particular tax situation.

SERVICES TO HELP YOU
MANAGE YOUR ACCOUNT

Automatic Investment Plan.  Our
automatic investment plan offers a
convenient way to invest in the
Funds. Under the plan, you can
automatically transfer money from
your checking account to the
Fund(s) each month to buy
additional shares. If you are
interested in this plan, please
refer to the automatic investment
plan application. The value of the
Funds' shares will fluctuate and
the systematic investment plan will
not assure a profit or protect
against a loss. You may discontinue
the plan at any time by notifying
the transfer agent by mail.

Telephone Transactions.  You may
redeem shares of a Fund, or
exchange shares of one Fund for
that of another Fund, by telephone.
Please refer to the sections of
this Prospectus that discuss the
transaction you would like to make,
or call 1-888-420-9950. We may be
liable for losses resulting from
unauthorized telephone transactions
only if we do not follow reasonable
procedures designed to verify the
identity of the caller. When you
call, we will request personal or
other identifying information, and
may also record calls. For your
protection, we may delay a
transaction or not implement one if
we are not reasonably satisfied
that telephone instructions are
genuine. If this occurs, we will
not be liable for any loss. If our
lines are busy or you are otherwise
unable to reach us by phone, you
may wish to send written
instructions to us, as described
elsewhere in this Prospectus. If
you are unable to execute a
transaction by telephone, we will
not be liable for any loss.

Statements And Reports.  You will
receive transaction confirmations
and account statements on a regular
basis. Confirmations and account
statements will reflect
transactions in your account,
including additional purchases and
reinvestments of income dividends
and capital gain distributions.
Please verify the accuracy of your
statements when you receive them.
You will also receive annual and
semi-annual financial reports for
each Fund in which you have
invested. To reduce Fund expenses,
we attempt to identify related
shareholders within a household and
send only one copy of a report.
Please call 1-888-420-9950 if you
would like an additional free copy
of the Funds' financial reports.

Proper Form

Your order to buy shares is in
proper form when your completed and
signed shareholder application and
check or wire payment is received.
Your written request to sell or
exchange shares is in proper form
when written instructions signed by
all registered owners, with a
signature guarantee if necessary,
is received.

Written Instructions.
Registered owners must sign any
written instructions. To avoid any
delay in processing your
transaction, such instructions
should include:

 your name,

 the Fund's name,

 a description of the request,

 for exchanges, the name of the
Fund into which you are exchanging,

 your account number, the dollar
amount or number of shares, and

 your daytime or evening telephone
number.

Signature Guarantees.  For our
mutual protection, we require a
signature guarantee in the
following situations:

 if you wish to redeem over
$50,000 worth of shares,
 if you want redemption proceeds
to be paid to someone other than
the registered owners,

if you want redemption proceeds
to be sent to an address other than
the address of record, a
preauthorized bank account, or a
preauthorized brokerage firm
account,

if we receive instructions from
an agent, not the registered
owners, or if we believe a
signature guarantee would protect
us against potential claims based
on the instructions received.

A signature guarantee verifies
the authenticity of your signature.
You can obtain a signature
guarantee from certain banks,
brokers or other eligible
guarantors. You should verify that
the institution is an eligible
guarantor prior to signing. A
notarized signature is not
sufficient.

Share Certificates.  We do not
issue share certificates. This
eliminates the costly problem of
replacing lost, stolen or destroyed
certificates. The Company reserves
the right to issue share
certificates on behalf of each of
the Funds at any time.

Retirement Plan Accounts.  You
may not change distribution options
for retirement plan accounts by
telephone. While you may sell or
exchange shares by phone, certain
restrictions may be imposed on
other retirement plans. To obtain
any required forms or more
information about distribution or
transfer procedures, please call 1-
888-420-9950.



FINANCIAL HIGHLIGHTS INFORMATION

The financial highlights table is
intended to help you understand the
Company's financial performance for
the period January 6, 1998 to
October 31, 1999. Certain
information reflects financial
results for a single Fund share.
The total returns in the table
represent the rate that an investor
would have earned or lost on an
investment in the Fund (assuming
reinvestment of all dividends and
distributions). This information
has been audited by Deloitte &
Touche LLP, independent public
accountants for each of the Funds.
The report of Deloitte & Touche LLP
on the financial statements of each
of the Funds appears in the
Company's Annual Report, which is
incorporated by reference into the
SAI and is available upon request.
The information that follows should
be read in conjunction with the
financial statements contained in
the Company's annual report.

Monument Digital Technology Fund
(Formerly Monument Internet Fund)

Financial Highlights
For a Share Outstanding Throughout the Period




	Class A
Shares
	Period
ended
	October
31, 1999*
	Class B
Shares
	Period
ended
	October 31,
1999*
Per Share Operating
Performance
Net asset value,
beginning of period

	$	10.00

	$	27.09
Income from investment
operations -
  Net investment income
(loss)

	(0.58)

	(0.06)
  Net realized and
unrealized gain on
investments
		20.56
		2.92
          Total from
investment operations
		19.98
		2.86
Net asset value, end of
period
	$	29.98
	$	29.95
          Total Return
	185.53%**
*
	10.55%***
Ratios/Supplemental Data
Net assets, end of
period (000's)

	$	63,745

	$	1,552
Ratio to average net
assets -
  Expenses

	2.76%**

	2.40%**
  Expenses including
soft dollars
	2.84%**
	2.40%**
  Net investment gain
(loss)
	(2.45%)**
	(3.23%)**
Portfolio turnover rate
	112.00%**
*
	112.00%***

*   Commencement of operations
November 16, 1998 for A shares and
October 6, 1999 for B shares.

**  Annualized

*** Not annualized

    Average shares method used to
calculate the financial highlights
for Class A and B shares.

Monument Medical Sciences Fund

Financial Highlights
For a Share Outstanding Throughout the Period




	Class A
	Year ended
	October 31,
1999
	Shares
	Period
ended
	October
31, 1998*
	Class B Shares
	Period ended
	October 31,
1999*
Per Share
Operating
Performance
Net asset
value,
beginning of
period

	$	10.32

	$	10.00

	$	16.95
Income from
investment
operations -
  Net
investment
income (loss)


(0.10)


0.04


(0.01)
  Net
realized and
unrealized
gain on
investments

		5.89

		0.28

		(0.83)
  Total from
investment
operations

		5.79

		0.32

		(0.84)
  Net asset
value, end of
period
	$	16.11
	$	10.32
	$	16.11
Total Return
	56.11%
	3.20%***
	(4.98%)**




Ratios/Supple
mental Data
Net assets,
end of period
(000's)

	$	1,401

	$	214

	$	25
Ratio to
average net
assets -
  Expenses

	16.73%

	51.07%**

	17.43%**
  Expenses
including
soft dollars
	16.81%

	17.43%**
  Expenses -
net
	1.87%
	0.00%
	2.40%**
  Net
investment
income (loss)
	(1.00%)
	0.66%**
	(1.51%)**
Portfolio
turnover rate
	61.00%
	82.00%
	61.00%

*   Commencement of operations
January 6, 1998 for Class A shares
and October 12, 1999 for Class B
shares.

**  Annualized

*** Not annualized

    Average shares method used to
calculate the financial highlights
for Class B shares.



Monument Telecommunications Fund

Financial Highlights
For a Share Outstanding Throughout the Period





	Class A
	Year
ended
	October
31,
	1999
	Shares
	Period
ended
	October
31,
	1998*
	Class B Shares
	Period ended
	October 31,
	1999*
Per Share
Operating
Performance
Net asset
value,
beginning
of period

	$	10.78

	$	10.00

	$	17.65
Income from
investment
operations
-
  Net
investment
income
(loss)

	(0.14)

	0.04

	(0.02)
  Net
realized
and
unrealized
gain on

investments

		9.33

		0.74

		2.34

Total from
investment
operations
		9.19
		0.78
		2.32
Net asset
value, end
of period
	$	19.97
	$	10.78
	$	19.97

Total
Return
	85.24%
	7.80%***
	13.17%***
Ratios/Supp
lemental
Data
Net assets,
end of
period
(000's)

	$	593

	$	181

	$	65
Ratio to
average net
assets -
  Expenses

	37.06%

	58.25%**

	37.15%**
  Expenses
including
soft
dollars
	37.15%
	58.25%**
	37.15%**
Expenses-
net
	1.84%
	0.00%
	2.40%**
Net
investment
income
(loss)
	(1.40%)
	0.70%**
	(1.95%)**
Portfolio
turnover
rate
	250.00%
	88.00%
	250.00%

*   Commencement of operations
January 6, 1998 for Class A shares
and October 9, 1999 for Class B
shares.

**  Annualized

*** Not annualized

    Average shares method used to
calculate the financial highlights
for Class B shares.



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Blank)




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Blank)




Apart from the Prospectus and the
SAI, the Company's registration
statement contains certain
additional information that may be
of interest to you. You may view
that information free of charge at
the SEC's public reference room in
Washington, D.C., and you may, with
payment of a duplicating fee, order
copies of the information.

For more information about the
Funds, you may wish to refer to the
Company's Statement of Additional
Information ("SAI"), dated November
15, 2000, and the Company's audited
annual and unaudited semi-annual
reports, each of which is on file
with the Securities and Exchange
Commission ("SEC") and incorporated
by reference into this Prospectus.
You can obtain a free copy of the
SAI by writing to Monument Series
Fund, 7201 Wisconsin Avenue, Suite
650 Bethesda, Maryland 20814, or by
calling 1-888-420-9950. General
inquiries regarding the Funds may
also be directed to the above
address or telephone number, and
may be found on the Company's
website at
http://www.monumentfunds.com.
Information about the Company,
including the SAI, can be reviewed
and copied at the SEC's Public
Reference Room in Washington D.C.
Information about the operation of
the Public Reference Room may be
obtained by calling the SEC at 202-
942-8090. The SEC maintains a
website (http://www.sec.gov) that
contains reports, the Prospectus,
SAI, material incorporated by
reference, and other information
regarding the Company.

THIS PROSPECTUS DOES NOT CONSTITUTE
AN OFFER TO SELL FUND SHARES IN ANY
STATE OR JURISDICTION IN WHICH THE
FUNDS ARE NOT AUTHORIZED TO CONDUCT
BUSINESS. NO SALES REPRESENTATIVE,
DEALER, OR OTHER PERSON IS
AUTHORIZED TO GIVE ANY INFORMATION
OR MAKE ANY REPRESENTATIONS OTHER
THAN THOSE CONTAINED IN THIS
PROSPECTUS OR IN THE SAI.

[MONUMENT FUNDS GROUP LOGO]

Monument Series Fund

Monument Digital Technology Fund
(formerly Monument Internet Fund)

Monument Genomics Fund

Monument Medical Sciences Fund

Monument Telecommunications Fund


PROSPECTUS
dated November 15, 2000


MONUMENT SERIES FUND, INC.

MONUMENT DIGITAL TECHNOLOGY FUND
MONUMENT MEDICAL SCIENCES FUND
MONUMENT GENOMICS FUND
MONUMENT TELECOMMUNICATIONS FUND

MONUMENT NEW ECONOMY FUND

STATEMENT OF ADDITIONAL INFORMATION
DATED NOVEMBER 15, 2000

This Statement of Additional
Information ("SAI") is not a
Prospectus.  It contains additional
information that you should read in
conjunction with the prospectus,
dated November 15, 2000
("Prospectus"), for the Monument
Series Fund, Inc.  Capitalized
terms appearing in this SAI that
are not otherwise defined in this
document have the same meaning
given to them in the Prospectus.
You may obtain a copy of the
Prospectus by writing Monument
Series Fund, Inc.  7920 Norfo1k
Avenue, Suite 500, Bethesda,
Maryland 20814, or by calling (888)
420-9950.


TABLE OF CONTENTS

Investment Policies
Potential Risks
Investment Restrictions
Trustees and Officers
Committees Established by the Board
of Trustees
Principal Holders of Securities
Investment Advisory and Other
Services
Portfolio Transactions and
Brokerage
Further Description of the
Company's Shares
Buying, Redeeming, and Exchanging
Shares
Valuation of Fund Shares
Additional Information On
Distributions and Taxes
Performance Information
Performance Comparisons
Financial Information

THE COMPANY.  Effective June 30,
2000, the Company became a Delaware
business trust.  It was previously
organized as a Maryland corporation
on April 7, 1997.  The Company is
registered with the SEC as a open-
end management investment company.
Each of its Funds is diversified.
The Company currently offers, on a
continuous basis, the common stock
of five series:  Monument Digital
Technology Fund, Monument Medical
Sciences Fund, Monument Genomics
Fund, Monument Telecommunications
Fund,  and Monument New Economy
Fund.  Each series is authorized to
offer four separate classes of
shares:

?	Class A Shares imposing a front-end
sales charge up to a maximum of
5.75%, and a sales charge of 1% if
shares are redeemed within the
first year after purchase;
?	Class B Shares charging a maximum
back-end sales charge of 5% if
redeemed within six years of
purchase, carrying a higher Rule
12b-1 fee than Class A Shares but
converting to Class A Shares in
approximately eight years after
purchase;
?	Class C Shares charging a front-end
sales charge of 1%, and a sales
charge of 1% if shares are redeemed
within the first year after
purchase, and carrying a higher
Rule 12b-1 fee than Class A Shares
with no conversion feature; and
?	Class Y Shares for certain
institutional investors.
The Company may offer additional
series or classes of shares in the
future.
When issued, shares of each Fund
are fully-paid, non-assessable, and
have equal rights as to redemption
and participation in income
dividends, earnings, and assets
remaining in liquidation.
Shareholders have no preemptive or
conversion rights.

INVESTMENT STRATEGIES AND RISKS

The Prospectus describes the
fundamental investment objectives
and certain investment policies and
restrictions applicable to each
Fund.  The following is additional
information for your consideration.

DEPOSITARY RECEIPTS.  Each of the
Funds may invest on a global basis
to take advantage of investment
opportunities both within the U.S.
and other countries. The Funds will
buy foreign securities indirectly
through the use of depositary
receipts.  The Funds may invest in
sponsored and unsponsored American
Depository Receipts ("ADRs"), and
other similar depositary receipts
to the extent they are traded in
the U.S.  market in U.S.  currency.
ADRs are issued by an American bank
or trust company and evidence
ownership of underlying securities
of a foreign company.  The foreign
country may withhold taxes on
dividends or distributions paid on
the securities underlying ADRs,
thereby reducing the dividend or
distribution amount received by
shareholders.

Unsponsored ADRs are issued without
the participation of the issuer of
the underlying securities.  As a
result, information concerning the
issuer may not be as current as for
sponsored ADRs.  Holders of
unsponsored ADRs generally bear all
the costs of the ADR facilities.
The depositary of an unsponsored
facility frequently is under no
obligation to distribute
shareholder communications received
from the issuer of the deposited
securities or to pass through
voting rights to the holders of
such receipts in respect of the
deposited securities.  Therefore,
there may not be a correlation
between information concerning the
issuer of the security and the
market value of an unsponsored ADR.

FOREIGN SECURITIES.

General.  Foreign investments
involve certain risks that are not
present in domestic securities.
For example, foreign securities may
be subject to currency risks or to
foreign government taxes which
reduce their attractiveness.  There
may be less information publicly
available about a foreign issuer
than about a United States issuer,
and a foreign issuer is not
generally subject to uniform
accounting, auditing and financial
reporting standards and practices
comparable to those in the United
States.  Other risks of investing
in foreign securities include
political or economic instability
in the country involved, the
difficulty of predicting
international trade patterns and
the possibility of imposition of
exchange controls.  The prices of
foreign securities may be more
volatile than those of domestic
securities.  With respect to
certain foreign countries, there is
a possibility of expropriation of
assets or nationalization,
imposition of withholding taxes on
dividend or interest payments,
difficulty in obtaining and
enforcing judgments against foreign
entities or diplomatic developments
which could affect investment in
these countries.  Losses and other
expenses may be incurred in
converting between various
currencies in connection with
purchases and sales of foreign
securities.

Foreign stock markets are generally
not as developed or efficient as,
and may be more volatile than,
those in the United States.  While
growing in volume, they usually
have substantially less volume than
United States markets and a Fund's
investment securities may be less
liquid and subject to more rapid
and erratic price movements than
securities of comparable United
States companies.  Equity
securities may trade at
price/earnings multiples higher
than comparable United States
securities, and those levels may
not be sustainable.  There is
generally less government
supervision and regulation of
foreign stock exchanges, brokers,
banks and listed companies abroad
than in the United States.
Moreover, settlement practices for
transactions in foreign markets may
differ from those in United States
markets.  Such differences may
include delays beyond periods
customary in the United States and
practices, such as delivery of
securities prior to receipt of
payment, which increase the
likelihood of a "failed
settlement", which can result in
losses to a Fund.

The value of foreign investments
and the investment income derived
from them may also be affected
unfavorably by changes in currency
exchange control regulations.
Although the Funds will invest only
in securities denominated in
foreign currencies that are fully
exchangeable into United States
dollars without legal restriction
at the time of investment, there
can be no assurance that currency
controls will not be imposed
subsequently.  In addition, the
value of foreign fixed income
investments may fluctuate in
response to changes in United
States and foreign interest rates.

Foreign brokerage commissions,
custodial expenses and other fees
are also generally higher than for
securities traded in the United
States.  Consequently, the overall
expense ratios of international or
global funds are usually somewhat
higher than those of typical
domestic stock funds.  Moreover,
investments in foreign government
debt securities, particularly those
of emerging market country
governments, involve special risks.
Certain emerging market countries
have historically experienced, and
may continue to experience, high
rates of inflation, high interest
rates, exchange rate fluctuations,
large amounts of external debt,
balance of payments and trade
difficulties and extreme poverty
and unemployment.  See "Emerging
Market Securities" below for
information on additional risks.

Fluctuations in exchange rates may
also affect the earning power and
asset value of the foreign entity
issuing a security, even one
denominated in United States
dollars.  Dividend and interest
payments will be repatriated based
on the exchange rate at the time of
disbursement, and restrictions on
capital flows may be imposed.

In less liquid and well developed
stock markets, such as those in
some Eastern European, Southeast
Asian, and Latin American
countries, volatility may be
heightened by actions of a few
major investors.  For example,
substantial increases or decreases
in cash flows of mutual funds
investing in these markets could
significantly affect stock prices
and, therefore, share prices.
Additionally, investments in
emerging market and certain other
regions are subject to more
specific risks.

Emerging Markets.  Investments in
emerging market country securities
involve special risks.  The
economies, markets and political
structures of emerging market
countries generally do not compare
favorably with those of the United
States and other mature economies
in terms of wealth and stability.
Therefore, investments in these
countries may be riskier than U.S.
investments, and pricing may be
more volatile.  Emerging market
economies are less well developed
and less diverse than those of more
developed countries, and more
vulnerable to circumstances
relating to international trade,
trade barriers and other
protectionist or retaliatory
measures.  Many countries are also
subject to inflation, recession,
high levels of national debt,
currency exchange problems and
government instability.  In
addition, governmental authorities
may choose not to repay debt, and
the relative size of the debt
service burden to the economy may
be excessive.  Investments in some
countries may be deemed
speculative.  Under such
circumstances, a Fund may have
limited legal recourse against the
issuer or guarantor.  The ability
to seek recourse in a foreign
jurisdiction may be influenced by
the current political climate.

ILLIQUID AND RESTRICTED SECURITIES.
Each Fund may invest up to 15% of
its net assets in illiquid
securities, including repurchase
agreements with maturities in
excess of seven days.  Subject to
this limitation, the Board of
Trustees has authorized each Fund
to invest in restricted securities
where such investment is consistent
with that Fund's investment
objective, and has authorized such
securities to be considered liquid
to the extent Advisors determines
that there is a liquid
institutional or other market for
such securities -- for example,
restricted securities that may be
freely transferred among qualified
institutional buyers under Rule
144A of the Securities Act of 1933
("1933 Act"), and for which a
liquid institutional market has
developed.  The Board of Trustees
will review any determination by
Advisors to treat a restricted
security as a liquid security on an
ongoing basis, including Advisors'
assessment of current trading
activity and the availability of
reliable price information.  In
determining whether a restricted
security is properly considered a
liquid security, Advisors and the
Board of Trustees will take into
account the following factors:  (1)
the frequency of trades and quotes
for the security; (2) the number of
dealers willing to buy or sell the
security and the number of other
potential buyers; (3) dealer
undertakings to make a market in
the security; (4) the nature of the
security and marketplace trades,
including the time needed to
dispose of the security, the method
of soliciting offers, and the
mechanics of transfer; and (5)
other such factors as Advisors may
determine to be relevant.

OPTIONS.  The Funds may purchase
put and call options and engage in
the writing of covered call options
and put options on securities that
meet each Fund's investment
criteria, and may employ a variety
of other investment techniques,
such as options on futures.  The
Funds will engage in options
transactions only to hedge existing
positions, and not for purposes of
speculation or leverage.  As
described below, the Funds may
write "covered options" on
securities in standard contracts
traded on national exchanges, or in
individually-negotiated contracted
traded over-the-counter for the
purpose of receiving the premiums
from options that expire and to
seek net gains from closing
purchase transactions with respect
to such options.

BUYING CALL AND PUT OPTIONS.  Each
Fund may purchase call options.
Such transactions may be entered
into in order to limit the risk of
a substantial increase in the
market price of the security that
the Fund intends to purchase.
Prior to its expiration, a call
option may be sold in a closing
sale transaction.  Any profit or
loss from the sale will depend on
whether the amount received is more
or less than the premium paid for
the call option plus the related
transaction costs.

Each Fund may purchase put options.
By buying a put, the Fund has the
right to sell the security at the
exercise price, thus limiting its
risk of loss through a decline in
the market value of the security
until the put expires.  The amount
of any appreciation in the value of
the underlying security will be
partially offset by the amount of
the premium paid for the put option
and any related transaction costs.
Prior to its expiration, a put
option may be sold in a closing
sale transaction and any profit or
loss from the sale will depend on
whether the amount received is more
or less than the premium paid for
the put option plus the related
transaction costs.

WRITING (SELLING) CALL AND PUT
OPTIONS.  Each Fund may write
covered options on equity and debt
securities and indices.  This means
that, in the case of call options,
so long as the Fund is obligated as
the writer of a call option, it
will own the underlying security
subject to the option and, in the
case of put options, it will,
through its custodian, deposit and
maintain either cash or securities
with a market value equal to or
greater than the exercise price of
the option.

Covered call options written by a
Fund give the holder the right to
buy the underlying securities from
the Fund at a stated exercise
price.  A call option written by a
Fund is "covered" if the Fund owns
the underlying security that is
subject to the call or has an
absolute and immediate right to
acquire that security without
additional cash  consideration (or
for additional cash consideration
held in a segregated account by its
custodian bank) upon conversion or
exchange of other securities held
in its portfolio.  A call option is
also covered if a Fund holds a call
on the same security and in the
same principal amount as the call
written where the exercise price of
the call held (a) is equal to or
less than the exercise price of the
call written or (b) is greater than
the exercise price of the call
written if the difference is
maintained by the Fund in cash and
high grade debt securities in a
segregated account with its
custodian bank.  Each Fund may
purchase securities which may be
covered with call options solely on
the basis of considerations
consistent with the investment
objectives and policies of the
Fund.  The Fund's turnover may
increase through the exercise of a
call option; this will generally
occur if the market value of a
"covered" security increases and
the Fund has not entered in to a
closing purchase transaction.

As a writer of an option, the Fund
receives a premium less a
commission, and in exchange
foregoes the opportunity to profit
from any increase in the market
value of the security exceeding the
call option price.  The premium
serves to mitigate the effect of
any depreciation in the market
value of the security.  The premium
paid by the buyer of an option will
reflect, among other things, the
relationship of the exercise price
to the market price, the volatility
of the underlying security, the
remaining term of the option, the
existing supply and demand, and the
interest rates.

The writer of a call option may
have no control over when the
underlying securities must be sold
because the writer may be assigned
an exercise notice at any time
prior to the termination of the
obligation.  Exercise of a call
option by the purchaser will cause
the Fund to forego future
appreciation of the securities
covered by the option.  Whether or
not an option expires unexercised,
the writer retains the amount of
the premium.  This amount may, in
the case of a covered call option,
be offset by a decline in the
market value of the underlying
security during the option period.
If a call option is exercised, the
writer experiences a profit or loss
from the sale of the underlying
security. Thus, during the option
period, the writer of a call option
gives up the opportunity for
appreciation in the market value of
the underlying security or currency
above the exercise price.  It
retains the risk of loss should the
price of the underlying security or
foreign currency decline.  Writing
call options also involves risks
relating to a Fund's ability to
close out options it has written.

Each Fund may write exchange-traded
call options on its securities.
Call options may be written on
portfolio securities,  securities
indices, or foreign currencies.
With respect to securities and
foreign currencies, the Fund may
write call and put options on an
exchange or over-the-counter.  Call
options on portfolio securities
will be covered since the Fund will
own the underlying securities.
Call options on securities indices
will be written only to hedge in an
economically appropriate way
portfolio securities that are not
otherwise hedged with options or
financial futures contracts and
will be "covered" by identifying
the specific portfolio securities
being hedged.  Options on foreign
currencies will be covered by
securities denominated in that
currency.  Options on securities
indices will be covered by
securities that substantially
replicate the movement of the
index.

A put option on a security,
security index, or foreign currency
gives the purchaser of the option,
in return for the premium paid to
the writer (seller), the right to
sell the underlying security,
index, or foreign currency at the
exercise price at any time during
the option period.  When the Fund
writes a secured put option, it
will gain a profit in the amount of
the premium, less a commission, so
long as the price of the underlying
security remains above the exercise
price.  However, the Fund remains
obligated to purchase the
underlying security from the buyer
of the put option (usually in the
event the price of the security
falls below the exercise price) at
any time during the option period.
If the price of the underlying
security falls below the exercise
price, the Fund may realize a loss
in the amount of the difference
between the exercise price and the
sale price of the security, less
the premium received.  Upon
exercise by the purchaser, the
writer of a put option has the
obligation to purchase the
underlying security or foreign
currency at the exercise price.  A
put option on a securities index is
similar to a put option on an
individual security, except that
the value of the option depends on
the weighted value of the group of
securities comprising the index and
all settlements are made in cash.

During the option period, the
writer of a put option has assumed
the risk that the price of the
underlying security or foreign
currency will decline below the
exercise price.  However, the
writer of the put option has
retained the opportunity for an
appreciation above the exercise
price should the market price of
the underlying security or foreign
currency increase.  Writing put
options also involves risks
relating to a Fund's ability to
close out options it has written.

The writer of an option who wishes
to terminate his or her obligation
may effect a "closing purchase
transaction" by buying an option of
the same series as the option
previously written.  The effect of
the purchase is that the writer's
position will be canceled by the
clearing corporation.  However, a
writer may not effect a closing
purchase transaction after being
notified of the exercise of an
option.  There is also no guarantee
that a Fund will be able to effect
a closing purchase transaction for
the options it has written.

Effecting a closing purchase
transaction in the case of a
written call option will permit a
Fund to write another call option
on the underlying security with
either a different exercise price,
expiration date, or both.
Effecting a closing purchase
transaction will also permit the
Fund to use cash or proceeds from
the concurrent sale of any
securities subject to the option to
make other investments.  If a Fund
desires to sell a particular
security from its portfolio on
which it has written a call option,
it will effect a closing purchase
transaction before or at the same
time as the sale of the security.

A Fund will realize a profit from a
closing purchase transaction if the
price of the transaction is less
than the premium received from
writing the option.  A Fund will
realize a loss from a closing
purchase transaction if the price
of the transaction is more than the
premium received from writing the
option.  Because increases in the
market price of a call option will
generally reflect increases in the
market price of the underlying
security, any loss resulting from
the repurchase of a call option is
likely to be offset in whole or in
part by appreciation of the
underlying security owned by a
Fund.

WRITING OVER-THE-COUNTER ("OTC")
OPTIONS.  A Fund may engage in
options transactions that trade on
the OTC market to the same extent
that it intends to engage in
exchange traded options.  Just as
with exchange traded options, OTC
options give the holder the right
to buy an underlying security from,
or sell an underlying security to,
an option writer at a stated
exercise price.  However, OTC
options differ from exchange traded
options in certain material
respects.

OTC options are arranged directly
with dealers and not, as is the
case with exchange traded options,
through a clearing corporation.
Thus, there is a risk of non-
performance by the dealer.  Because
there is no exchange, pricing is
typically done by reference to
information from market makers.
Since OTC options are available for
a greater variety of securities and
in a wider range of expiration
dates and exercise prices, the
writer of an OTC option is paid the
premium in advance by the dealer.

A writer or purchaser of a put or
call option can terminate it
voluntarily only by entering into a
closing transaction.  There can be
no assurance that a continuously
liquid secondary market will exist
for any particular option at any
specific time.  Consequently, a
Fund may be able to realize the
value of an OTC option it has
purchased only by exercising it or
entering into a closing sale
transaction with the dealer that
issued it.  Similarly, when a Fund
writes an OTC option, it generally
can close out that option prior to
its expiration only by entering
into a closing purchase transaction
with the dealer to which it
originally wrote the option.  If a
covered call option writer cannot
effect a closing transaction, it
cannot sell the underlying security
or foreign currency until the
option expires or the option is
exercised.  Therefore, the writer
of a covered OTC call option may
not be able to sell an underlying
security even though it might
otherwise be advantageous to do so.
Likewise, the writer of a secured
OTC put option may be unable to
sell the securities pledged to
secure the put for other investment
purposes while it is obligated as a
put writer.  Similarly, a purchaser
of an OTC put or call option might
also find it difficult to terminate
its position on a timely basis in
the absence of a secondary market.

The staff of the Securities and
Exchange Commission ("SEC") has
been deemed to have taken the
position that purchased OTC options
and the assets used to "cover"
written OTC options are illiquid
securities.  The Funds will adopt
procedures for engaging in OTC
options transactions for the
purpose of reducing any potential
adverse effect of such transactions
on the liquidity of the Fund.

FUTURES CONTRACTS.  Each Fund may
buy and sell stock index futures
contracts traded on domestic stock
exchanges to hedge the value of its
portfolio against changes in market
conditions.  A stock index futures
contract is an agreement between
two parties to take or make
delivery of an amount of cash equal
to a specified dollar amount, times
the difference between the stock
index value at the close of the
last trading day of the contract
and the price at which the futures
contract is originally struck.  A
stock index futures contract does
not involve the physical delivery
of the underlying stocks in the
index.  Although stock index
futures contracts call for the
actual taking or delivery of cash,
in most cases each Fund expects to
liquidate its stock index futures
positions through offsetting
transactions, which may result in a
gain or a loss, before cash
settlement is required.

A Fund will incur brokerage fees
when it purchases and sells stock
index futures contracts, and at the
time a Fund purchases or sells a
stock index futures contract, it
must make a good faith deposit
known as the "initial margin".
Thereafter, a Fund may need to make
subsequent deposits, known as
"variation margin," to reflect
changes in the level of the stock
index.  A Fund may buy or sell a
stock index futures contract so
long as the sum of the amount of
margin deposits on open positions
with respect to all stock index
futures contracts does not exceed
5% of the Fund's net assets.

To the extent a Fund enters into a
stock index futures contract, it
will maintain with its custodian
bank (to the extent required by the
rules of the SEC) assets in a
segregated account to cover its
obligations.  Such assets may
consist of cash, cash equivalents,
or high quality debt securities
from its portfolio in an amount
equal to the difference between the
fluctuating market value of such
futures contract and the aggregate
value of the initial and variation
margin payments.

RISKS ASSOCIATED WITH OPTIONS AND
FUTURES.  Although each Fund may
write covered call options and
purchase and sell stock index
futures contracts to hedge against
declines in market value of its
portfolio securities, the use of
these instruments involves certain
risks.  As the writer of covered
call options, a Fund receives a
premium but loses any opportunity
to profit from an increase in the
market price of the underlying
securities above the exercise price
during the option period.  A Fund
also retains the risk of loss if
the price of the security declines,
though the premium received may
partially offset such loss.

Although stock index futures
contracts may be useful in hedging
against adverse changes in the
value of a Fund's portfolio
securities, they are derivative
instruments that are subject to a
number of risks.  During certain
market conditions, purchases and
sales of stock index futures
contracts may not completely offset
a decline or rise in the value of a
Fund's Portfolio.  In the futures
markets, it may not always be
possible to execute a buy or sell
order at the desired price, or to
close out an open position due to
market conditions, limits on open
positions and/or daily price
fluctuations.  Changes in the
market value of a Fund's portfolio
may differ  substantially from the
changes anticipated by the Fund
when it established its hedged
positions, and unanticipated price
movements in a futures contract may
result in a loss substantially
greater than a Fund's initial
investment in such a contract.
Successful use of futures contracts
depends upon Advisors' ability to
correctly predict movements in the
securities markets generally or of
a particular segment of a
securities market.  No assurance
can be given that Advisors'
judgment in this respect will be
correct.

The CFTC and the various exchanges
have established limits referred to
as "speculative position limits" on
the maximum net long or net short
position that any person may hold
or control in a particular futures
contract.  Trading limits are
imposed on the number of contracts
that any person may trade on a
particular trading day.  An
exchange may order the liquidation
of positions found to be in
violation of these limits and it
may impose sanctions or
restrictions.  These trading and
positions limits will not have an
adverse impact on a Fund's
strategies for hedging its
securities.

REPURCHASE AGREEMENTS.   Each Fund
may enter into repurchase
agreements. Repurchase agreements
allow a Fund to acquire ownership
of a debt security which the seller
agrees (at the time of the sale) to
repurchase at a mutually agreed
upon time and price.  The
security's yield during the Fund's
holding period is thus
predetermined.

SECURITIES LOANS.  All securities
loans will be made pursuant to
agreements requiring the loans to
be continuously secured by
collateral in cash or high grade
debt obligations at least equal at
all times to the market value of
the loaned securities.  The
borrower pays to the Portfolios an
amount equal to any dividends or
interest received on loaned
securities.  The Portfolios retain
all or a portion of the interest
received on investment of cash
collateral or receive a fee from
the borrower.  Lending portfolio
securities involves risks of delay
in recovery of the loaned
securities or in some cases loss of
rights in the collateral should the
borrower fail financially.

Securities loans are made to
broker-dealers or institutional
investors or other persons,
pursuant to agreements requiring
that the loans be continuously
secured by collateral at least
equal at all times to the value of
the loaned securities marked to
market on a daily basis.  The
collateral received will consist of
cash, United States Government
securities, letters of credit or
such other collateral as may be
permitted under a Portfolio's
investment program.

While the securities are being
loaned, a Portfolio will continue
to receive the equivalent of the
interest or dividends paid by the
issuer on the securities, as well
as interest on the investment of
the collateral or a fee from the
borrower.  A Portfolio has a right
to call each loan and obtain the
securities on five business days'
notice or, in connection with
securities trading on foreign
markets, within such longer period
for purchases and sales of such
securities in such foreign markets.
A Portfolio will generally not have
the right to vote securities while
they are being loaned, but its
Manager or Adviser will call a loan
in anticipation of any important
vote.

REPURCHASE AGREEMENTS.  Although
each Fund will enter into
repurchase agreements only with
institutions that Advisors believes
present minimal credit risks, it is
conceivable that a repurchase
agreement issuer could seek relief
under bankruptcy laws or otherwise
default on its obligations under
its repurchase agreement.  In that
event, a Fund could experience both
delays in liquidating the
underlying securities, and losses
including:  (1) a possible decline
in the value of the underlying
security while the Fund seeks to
enforce its rights thereto; (2)
possible subnormal levels of income
and lack of access to income during
this period; (3) a possible loss on
the sale of the underlying
collateral; and (4) the expense of
enforcing its rights.

SECURITIES LOANS.  The risks in
lending portfolio securities, as
with other extensions of secured
credit, consist of possible delay
in receiving additional collateral
or in the recovery of the
securities or possible loss of
rights in the collateral should the
borrower fail financially.  Loans
will only be made to firms deemed
by Advisors to be of good standing
and will not be made unless, in the
judgment of Advisors, the
consideration to be earned from
such loans would justify the risk.

WARRANTS.  Each Fund may invest in
warrants.  A warrant is a security
that gives the holder the right,
but not the obligation, to purchase
a given number of shares of a
particular company at a fixed price
within a certain period of time.
Warrants generally trade in the
open market and may be sold rather
than exercised.

The purchaser of a warrant expects
the market price of the security
underlying the warrant to exceed
the purchase price of the warrant
plus the exercise price of the
warrant, thus yielding a profit.
It is possible, however, that the
market price of the security
underlying a warrant will not
exceed the exercise price of the
warrant before the expiration date.
Consequently, the purchaser of a
warrant risks the loss of the
entire purchase price.  Price
movements in the security
underlying a warrant are generally
not as great as the warrant's price
movements.  Therefore, the price of
a warrant tends to be more volatile
and may not correlate exactly to
the price of its underlying
security.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The Company has adopted the
following restrictions as
fundamental policies for each Fund.
These restrictions may not be
changed for any given Fund without
the approval of the lesser of (1)
more than 50% of the outstanding
voting securities of the Fund or
(2) 67% or more of the voting
securities present at a shareholder
meeting of the Fund if more than
50% of the outstanding voting
securities of the Fund are
represented at the meeting in
person or by proxy, or as otherwise
provided by law, governing
documentation or applicable
interpretation.  Under the
restrictions, each Fund MAY NOT:

1.	with respect to 75% of the
Fund's assets, purchase securities
of any issuer (other than
obligations of, or guaranteed by,
the United States government, its
agencies or instrumentalities) if,
as a result, more than 5% of the
value of the Fund's total assets
would be invested in the securities
of that issuer;

2.	with respect to 75% of the
Fund's assets, purchase more than
10% of the outstanding voting
securities of any issuer;

3.	issue senior securities,
except to the extent permitted by
the 1940 Act, including permitted
borrowings;

4.	make loans, except for
collateralized loans of portfolio
securities in an amount not
exceeding 33 1/3% of the Fund's
total assets (at the time of the
most recent loan).  This limitation
does not apply to purchases of debt
securities or to repurchase
agreements;

5.	borrow money, except for
temporary or emergency purposes in
an amount not exceeding 33 1/3% of
the Fund's total assets (including
the amount borrowed) less
liabilities (other than
borrowings).  As a nonfundamental
operating policy, no Fund will
purchase securities when its
borrowings exceed 5% of its total
assets;

6.	underwrite the securities of
other issuers, except to the extent
that (in connection with the
disposition of portfolio
securities) the Fund may be deemed
to be an underwriter for purposes
of the 1933 Act;

7.	invest in securities for the
purpose of exercising management or
control of the issuer, except that
each Fund may purchase securities
of other investment companies to
the extent permitted by the 1940
Act, regulations thereunder, or
applicable exemptions;

8.	purchase or sell commodity
contracts, except that each Fund
may (as appropriate and consistent
with its investment objectives and
policies) enter into financial
futures contracts, options on such
futures contracts, forward foreign
currency exchange contracts,
forward commitments, and repurchase
agreements;

9.	or sell real estate or any
interest therein, except that each
Fund may (as appropriate and
consistent with its investment
objectives and policies) invest in
securities of corporate and
governmental entities secured by
real estate or marketable interests
therein, or securities of issuers
that engage in real estate
operations or interests therein,
and may hold and sell real estate
acquired as a result of ownership
of such securities; or

10.	in the securities of other
investment companies, except that
each Fund may acquire securities of
another investment company pursuant
to a plan of reorganization,
merger, consolidation or
acquisition, or except where the
Fund would not own, immediately
after the acquisition, securities
of other investment companies which
exceed in the aggregate:   (1) more
than 3% of the issuer's outstanding
voting stock; (2) more than 5% of
the Fund's total assets,; and (3)
together with the securities of all
other investment companies held by
the Fund, exceed, in the aggregate,
more than 10% of the Fund's total
assets, or except as otherwise
permitted by the 1940 Act and the
regulations thereunder or
exemptions therefrom.

Nonfundamental Investment Policies

In addition to the fundamental
policies identified above, it is
the present operating policy of
each Fund (which may be changed
without shareholder approval) not
to:

1.	pledge, mortgage or
hypothecate its assets as security
for loans, or engage in joint or
joint and several trading accounts
in securities, except that it may
participate in joint repurchase
arrangements, invest its short-term
cash in shares of a money market
mutual fund (pursuant to the terms
of any order, and any conditions
therein, issued by the SEC
permitting such investments);

2.	invest more than 5% of its net
assets (valued at the lower of cost
or market) in warrants, nor more
than 2% of its net assets in
warrants not listed on either the
New York or American Stock
Exchange; or

3.	engage in short sales, unless
at the time the Fund owns
securities equivalent in kind and
amount to those sold.

PORTFOLIO TURNOVER.  There are no
limitations on the length of time
that a Fund must hold a portfolio
security.  A Fund may sell a
portfolio security and reinvest the
proceeds whenever Advisors deems
such action prudent from the
viewpoint of a Fund's investment
objective.  A Fund's annual
portfolio turnover rate may vary
significantly from year to year.  A
higher rate of portfolio turnover
may result in higher transaction
costs, including brokerage
commissions.  Also, to the extent
that higher portfolio turnover
results in a higher rate of net
realized capital gains to a Fund,
the portion of a Fund's
distributions constituting taxable
capital gains may increase.
Monument Advisors does not expect
the annual portfolio turnover rates
for a Fund to exceed 120%.

TRUSTEES AND OFFICERS

The Board of Trustees has the
responsibility for the overall
management of the Company,
including general supervision and
review of its investment
activities. The Board of Trustees
also elects the officers of the
Company, who are responsible for
administering day-to-day
operations.  Affiliations for the
Officers and Board of Trustees
(including principal occupations
for the past five years) are shown
below.  Members of the Board of
Trustees who are considered
"interested persons" of the Company
under the 1940 Act are indicated by
as asterisk (*).

Name
(Age)
Address
Position
Held
with
Company
Principal Occupation
During the Past Five
Years

*David A.
Kugler
(40)
7920
Norfolk
Avenue
Suite 500
Bethesda,
MD  20814

Trustee,
President
and
Treasurer,
1997 -
present

President and Director,
The Monument Group, Inc.
(a holding company);
Monument Funds Group,
Inc. (a mutual funds
development company);
Monument Advisors, Ltd.;
Monument Distributors,
Inc.; Monument
Shareholder Services,
Inc., 1997 - present;
Account Vice President,
Paine Webber, Inc., 1994
- 1997; Financial
Consultant, Merrill
Lynch & Co., 1990 -
1994.

Peter L.
Smith
(68)
7920
Norfolk
Avenue
Suite 500
Bethesda,
MD  20814
Vice
President
and
Assistant
Secretary
Senior Vice President
and Secretary, The
Monument Group, Inc.;
Monument Funds Group,
Inc.; Monument Advisors,
Ltd.; Monument
Distributors, Inc.;
Monument Shareholder
Services, Inc., 1998 -
present; Special
Investigator (Senior
Examiner), National
Association of
Securities Dealers
Regulation, Inc.,
District 10 (New York
City), 1997 - 1998;
Senior Staff Accountant,
Office of Compliance and
Examinations, U.S.
Securities and Exchange
Commission, Washington,
D.C., 1974 - 1997.

G.
Frederic
White II
(46)
3107
Albemarle
Road
Wilmingto
n, DE
19808

Trustee,
Secretary
Business Manager,
Trinity Episcopal
Parish, 1997 -
present; Management
Consultant, Small
Business Management,
1985 - 1996.

Francine
F. Carb
(41)
421
Woodland
Circle
Radnor,
PA  19087
Trustee
President,
Markitects, Inc.
(marketing
consulting), 1994 -
present; Francine
Carb & Associates
(marketing
consulting), 1992 -
1994.

Victor
Dates (62)
2107
Carter
Dale Road
Baltimore,
MD  21209
Trustee
Adjunct Professor,
Coppin State
College, 1998 -
present; Assistant
Professor, Howard
University, 1988 -
1998.




Name (Age)
Address
Position
Held with
Company
Principal
Occupation During
the Past Five
Years

George
DeBakey
(50)
19 Blue
Hosta Way
Rockville,
MD  20850

Trustee

Director, Business
Development,
Technolognet.com,
2000 - present;
Director of
International
Operations, ESI
International,
Inc., 1998 - 1999;
Instructor,
American
University, 1992 -
1998.

David Gregg
III (67)
2200
Clarendon
Blvd.
Suite 1410
Arlington,
VA  22201

Trustee
Chairman, Gator
Broadcasting
Corp., 1986 -
present; Managing
Director, Pierce
Financial Corp.,
1984 - present.
Rhonda
Wiles
Roberson,
Esq. (48)
2001
Pennsylvani
a Ave.,
N.W., Suite
600
Washington,
D.C.  20006
Trustee
Director of
Development,
Futures Industry
Institute, 1999 -
present; Senior
Vice President,
Institutional
Funding and
Development,
Hispanic Radio
Network, Inc.,
1998 - 1999;
Principal, RWR
Consults (Business
Advisors), 1995 -
present; Counsel,
NAPWA Services
(pharmaceutical
company) 1995;
Associate General
Counsel, Calvert
Group, Ltd.
(mutual fund
sponsor), 1990 -
1993.


Trustees and officers of the
Company who are affiliated with
Advisors and/or Distributors
receive no remuneration from the
Company.  Each Trustee who is not
an interested person of the Company
receives a fee of $2,000 annually,
plus an additional fee of $500 per
day for attendance at any meeting
of the Board of Trustees or one of
its committees (including any
meeting held by telephonic
conference).  Trustees also receive
reimbursement for any expenses
incurred in attending board and
committee meetings.  The Board of
Trustees generally meets quarterly.

In addition, those Trustees and
officers of the Company who are
also shareholders of The Monument
Group, Inc., the parent company of
Advisors and Distributors, may also
receive indirect remuneration by
virtue of their indirect interests
in Advisors and Distributors,
respectively.

Trustee White provided business
consultation services to Monument
Advisors on two limited projects in
1997 for compensation totaling less
than $1,500.

COMMITTEES ESTABLISHED BY THE BOARD
OF TRUSTEES

The Company has an Audit Committee,
an Executive Committee, a Pricing
and Investment Committee, and a
Nominating Committee.  The duties
of these four Committees and their
present membership are as follows:

AUDIT COMMITTEE:  The Audit
Committee assists the Board of
Trustees in fulfilling its
responsibilities for the Company's
accounting and financial reporting
practices, and acts as a liaison
between the Board of Trustees and
Deloitte & Touche LLP, the
Company's independent public
accountant.  Trustees Carb, Dates,
DeBakey, White, and Wiles-Roberson
are members of the Audit Committee.

EXECUTIVE COMMITTEE:  The Executive
Committee may exercise its powers
during those intervals between
meetings of the full Board of
Trustees.  The Executive Committee
possesses all of the powers of the
Board of Trustees in the management
of the Company except as to those
matters that specifically require
action by the Board of Trustees.
Trustees Kugler and Wiles-Roberson
are members of the Executive
Committee.

PRICING AND INVESTMENT COMMITTEE:
The Pricing and Investment
Committee determines in good faith
a fair value for any of the
Company's portfolio investments
that do not have a readily
available market quotation or sales
price.  The Committee then presents
such valuations and the basis
therefor at the next meeting of the
Board of Trustees for their good
faith confirmation or change.
Trustee Kugler is a member of the
Pricing and Investment Committee.
Bob Grandhi, the Chief Investment
Officer of Monument Advisors, is
also a member of the Pricing and
Investment Committee.

NOMINATING COMMITTEE:  The
Nominating Committee nominates
candidates for election to the
Board of  Trustees,  whether such
candidates be interested or non-
interested persons of the Company.
Trustees Carb, Dates, DeBakey,
White, and Wiles-Roberson are
members of the Nominating
Committee.


PRINCIPAL HOLDERS OF SECURITIES

As of November 9, 2000:  Charles
Schwab & Co., Inc. owned of record
5.06% of the Monument Digital
Technology Fund Class A Shares;
First Clearing Corporation owned of
record 24.85% of the Monument
Digital Technology Fund Class C
Shares; Dain Rauscher, custodian
for Jimmie M. Farmer, owned of
record 18.61% of the Monument
Digital Technology Fund Class C
Shares; NFSC F/B/O Joseph W. Hug
owned of record 7.96% of the
Monument Digital Technology Fund
Class C Shares; Stifel Nicolaus &
Co., Inc. F/B/O Gary P. Laun owned
of record 7.72% of the Monument
Digital Technology Fund Class C
Shares.

As of November 9, 2000:  First
Union Securities, Inc. owned of
record 20.02% of the Monument
Medical Sciences Fund Class C
Shares; Manoj K. Singh owned of
record 18.16% of the Monument
Medical Sciences Fund Class C
Shares; PaineWebber owned of record
F/B/O of Harriet Raskin 18.14% of
the Monument Medical Sciences Fund
Class C Shares; Donaldson Lufkin
Jenrette Securities Corp., Inc.
owned of record 16.45% of the
Monument Medical Sciences Fund
Class C Shares;

As of November 9, 2000:  U.S.
Clearing Corp. owned of record
46.59% of the Telecommunications
Fund Class C Shares; Robert W.
Baird & Co., Inc. owned of record
26.41% of the Telecommunications
Fund Class C Shares; Bear Stearns
Securities Corp. owned of record
19.12% of the Telecommunications
Fund Class C Shares; PaineWebber
F/B/O Gloria Lazarus owned of
record 8.83% of the
Telecommunications Fund Class C
Shares;


INVESTMENT ADVISORY AND OTHER
SERVICES

INVESTMENT ADVISOR.  Monument
Advisors, Ltd., ("Advisor") located
at 7201 Wisconsin Avenue, Suite
650, Bethesda, Maryland  20814, is
a wholly-owned subsidiary of The
Monument Group, Inc., which in turn
is principally owned and controlled
by David A. Kugler, President of
Advisors, and President of the
Company.  David A. Kugler is an
affiliate of the Company and
Advisors.  Advisors also manages
the portfolio investments of
qualified individuals, retirement
plans, and trusts.

Under to the Advisory Agreement
with the Company, Advisors receives
a monthly fee from each Fund,
payable twice per month.  This fee
is calculated as an annualized rate
of 1.25% of the monthly average net
assets of each Fund through $250
million; 1.00% of the monthly
average net assets between $250 and
$500 million; 0.875% of the monthly
average net assets between $500
million and $750 million; 0.75% of
the monthly average net assets
between $750 and $1 billion; and
0.625% of the monthly average net
assets over $1 billion.  A
voluntary Expense Limitation
Agreement is in effect through May
1, 2001, pursuant to which the
Advisor has agreed to waive or
reimburse the fund for certain
expenses.  The expense limit is
subject to change at the discretion
of the Board of Trustees.  The
Board has exercised its discretion
on several occasions to raise the
expense cap for the ultimate
benefit of the Fund and its
shareholders.  During contract
periods when total expenses are
below the cap, the Funds may
reimburse the Advisor for fees
waived or expenses reimbursed under
the expense limitation agreement on
a rolling five-year basis.
Reimbursements must be approved
quarterly by the Board of Trustees.

ADVISORY AGREEMENT.  Pursuant to
the Advisory Agreement, Advisors
provides the following services to
each Fund:  (1) furnishing an
investment program (a) determining
what investments a Fund should
purchase, hold, sell, or exchange;
(b) determining the manner in which
to exercise any voting rights,
rights to consent to corporate
action, or other rights pertaining
to a Fund's investment securities;
(c) rendering regular reports to
the Company regarding the decisions
that it has made with respect to
the investment of the assets of
each Fund and the purchase and sale
of its investment securities
(including the reasons for such
decisions, the extent to which it
has implemented such decisions, and
the manner in which it has
exercised any voting rights, rights
to consent to corporate action, or
other rights pertaining to a Fund's
investment securities); (d) placing
orders for the execution of each
Fund's securities transactions (in
accordance with any applicable
directions from the Board of
Trustees) and rendering certain
reports to the Company regarding
brokerage business placed by
Advisors; (e) using its best
efforts to recapture all available
tender offer solicitation fees in
connection with tenders of the
securities of any Fund, and any
similar payments; (4) advising the
Board of Trustees of any fees or
payments of whatever type that it
may be possible for Advisors or an
affiliate thereof to receive in
connection with the purchase or
sale of investment securities for
any Fund; (5) assisting the
Custodian with the valuation of the
securities of each Fund, and in
calculating the net asset value of
each Fund; (6) providing assistance
to the Company with respect to the
Company's registration statement,
regulatory reports, periodic
reports to shareholders and other
documents (including tax returns),
required by applicable law; (7)
providing assistance to the Company
with respect to the development,
implementation, maintenance, and
monitoring of a compliance program;
and (8) furnishing, at its own
expense, adequate facilities and
personnel for the Trustees and
officers of the Company to manage
the Company's affairs.

The Advisory Agreement for both the
Medical Sciences Fund and the
Telecommunications Fund was
originally approved by the Board of
Trustees on October 27, 1997.  The
Advisory Agreement for the Internet
Fund was originally approved by the
Board of Trustees on June 30, 1998.
Each agreement was subsequently
approved by the initial shareholder
of each Fund, following his
investment of each Fund's initial
capitalization.  The Board approved
a revision of the Advisory
Agreement as to each of the Funds
on March 18, 2000, and the
shareholders of the Internet,
Medical Sciences and
Telecommunications Funds approved
the change on June 28, 2000.  The
Advisory Agreement will remain in
effect from year to year as long as
its continuance is specifically
approved at least annually by a
vote of the Board of Trustees (on
behalf of each Fund) or by a vote
of the holders of a majority of
each Fund's outstanding voting
securities (as defined by the 1940
Act).  In either case, the vote
must be cast by a majority of Board
members who are not interested
persons or Advisors of the Company
(other than as members of the Board
of Trustees).  Voting must occur in
person at a meeting specifically
called for that purpose.  The
Advisory Agreement may be
terminated without penalty at any
time by the Board of Trustees or
Advisors.  With respect to an
individual Fund, the Advisory
Agreement may be terminated by a
vote of a majority of the Fund's
shareholders.  Termination either
occurs on 60 days written notice,
or automatically in the event of an
assignment of the agreement, as
defined in the 1940 Act.

PRINCIPAL UNDERWRITER.  Monument
Distributors, located at 7920
Norfolk Avenue, Suite 500,
Bethesda, Maryland 20814, is a
wholly-owned subsidiary of The
Monument Group, Inc.  Monument
Advisors, and serves as the
principal underwriter of each Fund.
David A. Kugler is an affiliate of
the Company and Monument
Distributors.

Pursuant to a "Distribution
Agreement," Monument Distributors
has agreed to use its best efforts
as principal underwriter to promote
the sale of each Fund's shares in a
continuous public offering.  On
October 27, 1997, the Distribution
Agreement (dated November 27, 1997)
was approved as to each Fund in
existence at that time by the Board
of Trustees.  The Distribution
Agreement was approved as to each
subsequently-formed Fund at the
time the Board authorized the
Fund's creation.  The Distribution
Agreement is in effect for two
years from the date of its
execution and will continue to be
in effect thereafter if approved
annually by a vote of the Board of
Trustees, or by a vote of the
holders of a majority of the
Company's outstanding voting
securities.  In either case, votes
must be cast by a majority of Board
members who are not parties to the
Distribution Agreement or
interested persons of any such
party (other than as members of the
Board of Trustees).  Votes must
also be cast in person at a meeting
called specifically for that
purpose.  The Distribution
Agreement terminates automatically
in the event of its assignment and
may be terminated by either party
on 60 days written notice.

Monument Distributors pays the
expenses of distributing the
Company's shares, including
advertising expenses and the cost
of printing sales materials and
prospectuses.  The Company pays the
expenses of preparing and printing
amendments to its registration
statements and prospectuses (other
than those necessitated by the
activities of Monument
Distributors) and of sending
prospectuses to existing
shareholders.

For its services, Monument
Distributors receives a commission
for the sale of each Fund's shares
(in the amount set forth, and as
described, in the Prospectus).

PLAN OF DISTRIBUTION (RULE 12b-1
PLANS).  The Board of Trustees has
adopted a Plan of Distribution
pursuant to Rule 12b-1 under the
1940 Act ("Rule 12b-1 Plan") for
the Class A, Class B and Class C
Shares of each Fund.  A Plan was
adopted with respect to the Class A
Shares of the Medical Sciences and
Telecommunications Funds on October
27, 1997.  A Plan of Distribution
was approved on behalf of the Class
A Shares of the Digital Technology
Fund on June 30, 1998.  Rule 12b-1
Plans were approved for Class B
Shares of the above Funds effective
October 1, 1999,and the Class B
Share Rule 12b-1 Plan was revised
effective September 22, 2000.
Plans were approved for Class C
Shares of the Funds listed above,
as well as for Classes A, B and C
of the New Economy Fund, effective
June 30, 2000.

Pursuant to these Distribution
Plans, Monument Distributors is
entitled to receive a 12b-1 fee for
certain activities and expenses
that are intended to result in the
sale of Fund shares.  The Board of
Trustees adopted the Distribution
Plan for the purpose of increasing
the sale of each Fund's shares,
thereby lowering overall Fund
expenses through economies of
scale.  Each Plan is in effect for
an initial one year period, and
will remain in effect provided that
the Board of Trustees (including a
majority of Rule 12b-1 Trustees
described below) approves its
continuance by votes cast in person
at an annual meeting called for
that purpose.  Rule 12b-1 Trustees
include those Trustees who are not
interested persons of the Company,
and who have no direct or indirect
financial interest in the operation
of the Plan or any related
agreements.

Pursuant to each Plan, each Fund
may finance any activity or expense
that is intended primarily to
result in the sale of its shares.
Under the Plans, each Fund may pay
a fee ("12b-1 fee") to Distributors
up to a maximum of 0.50%, on an
annualized basis, of its average
daily net assets for Class A
Shares, and up to a maximum of
1.00% for Class B and Class C
Shares.  The Company may pay the
12b-1 fee for activities and
expenses borne in the past in
connection with its shares as to
which no 12b-1 fee was paid because
of the maximum limitation.

The activities and expenses
financed by the 12b-1 fee may
include, but are not limited to:
(1) compensation for expenses
(including overhead and telephone
expenses) incurred by employees of
Distributors who engage in the
distribution of the shares of each
Fund; (2) printing and mailing of
prospectuses, statements of
additional information, and
periodic reports to prospective
shareholders of each Fund; (3)
expenses relating to the
development, preparation, printing,
and mailing of advertisements,
sales literature, and other
promotional materials describing
and/or relating to each Fund; (4)
compensation to financial
intermediaries and broker-dealers
to pay or reimburse them for their
services or expenses in connection
with the distribution of the shares
of each Fund; (5) expenses of
holding seminars and sales meetings
designed to promote the
distribution of the shares of each
Fund; (6) expenses of obtaining
information and providing
explanations to prospective
shareholders of each Fund regarding
its investment objectives and
policies and other information
pertaining to it, including its
performance; (7) expenses of
training sales personnel offering
and selling each Fund's shares; and
(8) expenses of personal services
and/or maintenance of shareholder
accounts with respect to the shares
of each Fund.

A majority of Rule 12b-1 Trustees
must approve material amendments to
the Plan.  In addition, the amount
payable by a Fund under the Plan
may not materially increase without
the approval of a majority of the
outstanding voting securities of
that Fund.  With respect to each
individual, the Plan may be
terminated at any time by a
majority of Rule 12b-1 Trustees or
by a majority of the outstanding
voting securities of that Fund.

RULE 18f-3 PLAN.  At a meeting held
on August 7, 1999, the Board
adopted a Rule 18f-3 Multiple Class
Plan on behalf of the Fund for the
benefit of each of its series.  The
key features of the Rule 18f-3 plan
are as follows:  (i) shares of each
class of the Fund represent an
equal pro rata interest in the Fund
and generally have identical
voting, dividend, liquidation, and
other rights, preferences, powers,
restrictions,  limitations
qualifications,  terms and
conditions, except that each class
bears certain-specific expenses and
has separate voting rights on
certain matters that relate solely
to that class or in which the
interests of shareholders of one
class differ from the interests of
shareholders of another class; (ii)
subject to certain limitations
described in the Prospectus, shares
of a particular class of the Fund
may be exchanged for shares of the
same class of another Fund; and
(iii) the Fund's Class B Shares
will convert automatically into
Class A shares of the Fund after a
period of eight years, based on the
relative net asset value of such
shares at the time of conversion.
At present, each Fund offers Class
A Shares charging a front-end sales
charge, Class B Shares imposing a
sales charge upon the sale of
shares within six years of
purchase, and Class C Shares for
certain institutional shareholders.

CODE OF ETHICS.  The Fund, its
investment advisor and distributor
have adopted a Code of Ethics
pursuant to Rule 17j-1 under the
1940 Act, as required by applicable
law.  The Code is designed to
prevent affiliated persons of the
Fund, its advisor and the
distributor from engaging in
deceptive, manipulative or
fraudulent activities in connection
with securities held or to be
acquired by the Fund. The Code of
Ethics permits personnel subject to
the Code to invest in securities.
Personnel may invest in securities
that may be purchased or held by
the Fund, subject to pre-clearance
requirements. There can be no
assurance that the Codes of Ethics
will be effective in preventing
unlawful activities.  The Code of
Ethics may be examined at the
office of the SEC in Washington,
D.C. or on the Internet from the
SEC's website at
http://www.sec.gov.

CUSTODIAN, ACCOUNTING AGENT AND
TRANSFER AGENT.  PFPC Trust,
located at 200 Stevens Drive,
Lester, Pennsylvania  19113, acts
as custodian of the assets of each
Fund, including securities and cash
received in connection with the
purchase of Fund shares.  The
custodian does not participate in
decisions relating to the purchase
and sale of portfolio securities.
Monument Fund Accounting, Inc.,
7920 Norfolk Avenue, Bethesda,
Maryland   20814, serves as the
investment accounting agent for
each Fund's portfolio securities
and other assets.  Monument Fund
Accounting has retained the
services of PFPC, Inc., 400
Bellevue Parkway, Wilmington,
Delaware, to assist in providing
investment accounting services.
Monument Shareholder Services, Inc.
("MSSI"), 7920 Norfolk Avenue,
Bethesda, Maryland  20814, serves
as the transfer agent and dividend
disbursing agent for each Fund.
Pursuant to a Sub-Transfer Agency
Agreement entered into between MSSI
and PFPC, Inc. dated September 16,
2000, PFPC, Inc. has assumed the
transfer agent, dividend disbursing
and shareholder servicing functions
on behalf of the  Funds.

FUND ADMINISTRATION.  Pursuant to
an Administrative Services
Agreement with the Company dated
September 18, 2000 (the
"Administrative Agreement"),
Monument Shareholder Services, Inc.
(the "Administrator"), 7920 Norfolk
Avenue, Bethesda, Maryland  20814,
serves as administrator of the Fund
and supervises all aspects of the
operation of the Fund except those
performed by the Investment
Advisor.  The Administrator has
entered into a Sub-Administration
Services Agreement with PFPC, Inc.
to which the Administrator has
delegated a portion of its duties
for the benefit of the Fund.  The
Administrator and PFPC, Inc.
provide certain administrative
services and facilities for the
Fund, including preparing and
maintaining certain books, records,
and monitoring compliance with
state and federal regulatory
requirements.  As administrator,
the Administrator and PFPC, Inc.
receive an asset-based
administrative fee, computed daily
and paid monthly, at the annual
rate of 13.5% (10% to the
Administrator and 3.5% to PFPC,
Inc., subject to a minimum amount
of $6,250 per year to PFPC, Inc.
for a period of two years from the
date of the Administrative
Agreement.

INDEPENDENT PUBLIC ACCOUNTANT.
Deloitte & Touche LLP, located at
116-300 Village Boulevard,
Princeton, New Jersey 08540, serves
as the Company's independent public
accountant.

INDEPENDENT COUNSEL.  Beth-ann
Roth, P.C., located at 9204 Saint
Marks Place, Fairfax, Virginia
22031, serves as independent
counsel to the Funds and to the
Trustees.

PORTFOLIO TRANSACTIONS AND
BROKERAGE

Advisors, pursuant to the Advisory
Agreement and subject to the
general control of the Board of
Trustees, places all orders for the
purchase and sale of securities of
each Fund.  In executing portfolio
transactions and selecting brokers
and dealers, it is the Company's
policy to seek the best combination
of price and execution ("best
execution") available.  Advisors
will consider such factors as it
deems relevant, including the
extent of the security market, the
financial condition and execution
capability of the broker-dealer,
and the reasonableness of any
commission.

In the allocation of brokerage
business used to purchase
securities for a Fund, Advisors may
give preference to those broker-
dealers who provide brokerage,
research, or other services to
Advisors as long as there is no
sacrifice in obtaining best
execution.  Such services may
include the following:  (1) advice
concerning the value of securities
(the  advisability of investing in,
purchasing, or selling securities,
and the availability of securities
or the purchasers or sellers of
securities); (2) analyses and
reports concerning issuers,
industries,  securities,  economic
factors and trends, portfolio
strategy, and performance of
accounts; and (3) various functions
incidental to effecting securities
transactions, such as clearance and
settlement.  Research generated by
broker-dealers who execute
transactions on behalf of the
Company may be useful to Advisors
in rendering investment management
services to other clients
(including affiliates of Advisors).
Conversely, such research provided
by broker-dealers who have executed
transaction orders on behalf of
other clients may be useful to
Advisors in carrying out its
obligations to the Company.  While
such research may be used by
Advisors in providing investment
advice to all its clients
(including affiliates of Advisors),
not all of it may be used by
Advisors for the benefit of the
Company.  Such research and
services will be in addition to and
not in lieu of research and
services provided by Advisors, and
the expenses of Advisors will not
necessarily be reduced by the
receipt of supplemental research.

Advisors may use the services of an
affiliated broker-dealer, either
Monument Distributors, Inc. or
FISN, to execute portfolio
securities transactions, including
transactions that may otherwise not
be feasible to send to other
broker-dealers because of such
factors as the small size of the
transaction.  Commissions paid to
FISN during the past fiscal years
for securities transactions on
behalf of the Funds amounted to
$85,009 for fiscal year ended
October 31, 1999, and $158,127 for
fiscal year ended October 31, 2000.
During fiscal year ended October
31, 2000, commissions paid to FISN
as a percentage of the overall
total commissions paid by the Funds
was 25.36%.  During fiscal year
ended October 31, 2000, the
aggregate dollar amount of
commissions paid to FISN as
compared to the total aggregate
dollar amount paid by the Funds was
19.64%.  The difference in
percentages resulted from factors
related to why FISN was used as the
broker-dealer of choice in a
particular instance, such as the
ability to get execution on trades
that other broker-dealers may not
have been able to process for the
Funds on as favorable terms, or at
all.

When portfolio transactions are
executed on a securities exchange,
the amount of commission paid by a
Fund is negotiated between Advisors
and the broker executing the
transaction.  Advisors will
ordinarily place orders to buy and
sell over-the-counter securities on
a principal rather than agency
basis with a principal market maker
unless, in the opinion of Advisors,
a better price and execution can
otherwise be obtained.  Purchases
of portfolio securities from
underwriters will include a
commission or concession paid by
the issuer to the underwriter, and
purchases from dealers will include
a spread between the bid and ask
price.  Occasionally, securities
may be purchased directly from the
issuer, which does not involve the
payment of commissions.

Monument Advisors may sometimes
receive certain fees when a Fund
tenders portfolio securities
pursuant to a tender offer
solicitation.  As a means of
recapturing brokerage for the
benefit of such Fund, any portfolio
securities tendered by the Fund
will be tendered through Advisors
if it is legally permissible to do
so.  The next advisory fee payable
to Advisors will be reduced by the
cash amount received by Advisors,
less any costs and expenses
incurred in connection with the
tender.  Securities of the same
issuer may be purchased, held, or
sold at the same time by the
Company for any of its Funds, or by
other accounts or companies for
which Advisors provides investment
advice (including affiliates of
Advisors).  On occasions when
Advisors deems the purchase or sale
of a security to be in the best
interest of the Company, as well as
Advisors' other clients, Advisors,
to the extent permitted by
applicable laws and regulations,
may aggregate such securities to be
sold or purchased for the Company
with those to be sold or purchased
for other customers in order to
obtain best execution and lower
brokerage commissions (if any).  In
such event, Advisors will allocate
the securities so purchased or
sold, as well as the expenses
incurred in the transaction, in the
manner it considers to be most
equitable and consistent with its
fiduciary obligations to all
customers, including the Company.
In some instances, this procedure
may impact the price and size of
the position obtainable for the
Company.

VOTING.  Shares of each Fund have
equal voting rights, except that
shareholders of each Fund will vote
separately on matters affecting
only that Fund. Fractional shares
have proportionately the same
rights as do full shares.  The
voting rights of each Fund's shares
are non-cumulative, which means
that the holders of more than 50%
of the shares of the Funds voting
for the election of Trustees have
the ability to elect all of the
Trustees, with the result that the
holders of the remaining voting
shares will not be able to elect
any Trustee.

The Company does not intend to hold
annual shareholder meetings, though
it may, from time to time, hold
special meetings of Fund
shareholders, as required by
applicable law.  The Board of
Trustees, in its discretion, as
well as the holders of at least 10%
of the outstanding shares of a
Fund, may also call a shareholders
meeting.  The federal securities
laws require that the Funds help
you communicate with other
shareholders in connection with the
election or removal of members of
the Board.

FURTHER DESCRIPTION OF THE
COMPANY'S SHARES

VOTING RIGHTS.  According to the
Company's By-Laws, and under
Delaware law, an annual shareholder
meeting need not be held in any
year in which Trustees must be
elected (as dictated by the 1940
Act).  On any matter submitted to
the shareholders, each shareholder
is entitled to one vote per share
(with proportionate voting for
fractional shares) regardless of
the relative NAV of the Fund's
shares.  On matters affecting one
Fund differently from the another
Fund, a separate vote of the
shareholders of that Fund is
required.  Shareholders of a Fund
are not entitled to vote on any
matter that does not affect that
Fund. Shares do not have cumulative
voting rights.  In other words,
holders of more than 50% of the
shares elect 100% of the Board of
Trustees, while the holders of less
than 50% of the shares may not
elect any person as a Trustee.
Shareholders of a particular Fund
may have the power to elect all of
the Company's Trustees if that Fund
has a majority of the total
outstanding shares of the Company.

DIVIDEND RIGHTS.  Income dividends
and capital gain distributions on
shares of a particular Fund may be
paid with such frequency as the
Board of Trustees determines.  This
may occur daily, or with such
frequency as the Board of Trustees
determines by resolution.
Dividends and distributions may be
paid to shareholders of a
particular Fund from the income and
capital gains, accrued or realized,
attributable to the assets
belonging to that Fund, after the
Board of Trustees provides for the
Fund's actual and accrued
liabilities.  All dividends and
distributions on shares of a
particular series or class will be
distributed pro rata to the
shareholders in proportion to the
number of shares held by them on
the date and time of record
established for the payment of such
dividends or distributions.  The
Board of Trustees may declare and
distribute a stock dividend to
shareholders of Fund through the
distribution of shares of another
Fund.

LIQUIDATION RIGHTS.  In the event
of the liquidation of a Fund, the
shareholders of that Fund will be
entitled to receive (when and as
declared by the Board of Trustees)
any of a Fund's assets that are in
excess of its liabilities.  The
shareholders of one Fund will
therefore not be entitled to any
distribution upon liquidation of
another Fund.  The assets
distributed to the shareholders of
a Fund will be in proportion to the
number of shares of that Fund held
by each shareholder as recorded on
the Company books.  The liquidation
of any particular Fund in which
there are outstanding shares may be
authorized by an instrument in
writing signed by a majority of the
Trustees then in office, subject to
the affirmative vote of "a majority
of the outstanding voting
securities" of that Fund, as the
quoted phrase is defined in the
1940 Act.

PREEMPTIVE, CONVERSION, AND
TRANSFER RIGHTS.  When issued, each
Fund's shares are fully paid, non-
assessable, have no pre-emptive or
subscription rights, and are fully
transferable (the Board of Trustees
may, however, adopt lawful rules
and regulations with reference to
the method of transfer).  Subject
to the 1940 Act, the Board of
Trustees has the authority to allow
a shareholder the option of
exchanging his or her shares for
shares of the another Fund in
accordance with such requirements
and procedures as the Board of
Trustees may establish.

BUYING, REDEEMING, AND EXCHANGING
SHARES

ADDITIONAL INFORMATION ON BUYING
SHARES.  The Company currently
offers shares of the Funds through
advertisements and mailings.  In
the future, shares may be offered
on the Internet.  When you buy
shares, if you submit a check or a
draft that is returned unpaid to
the Company we may impose a $50
charge against your account for
each returned item.  Brokers
through which you buy shares may
designate intermediaries to accept
orders on behalf of the Funds.

REINVESTMENT DATE.  Fund shares
acquired through the reinvestment
of dividends will be purchased at
the Fund's net asset value, as
determined on the business day
following the dividend record date
(sometimes known as the "ex-
dividend date").  The processing
date for the reinvestment of
dividends may vary and does not
affect the amount or value of the
shares acquired.

ADDITIONAL INFORMATION ON REDEEMING
SHARES:  REDEMPTIONS IN KIND.  The
Company, on behalf of the Funds,
will pay in cash (by check) all
requests for redemption by any
shareholder of record of a Fund.
The amount is limited, however,
during any 90-day period, to the
lesser of $250,000 or 1% of the
value of a Fund's net assets at the
beginning of the 90-day period.
This commitment is irrevocable
without the prior permission of the
SEC.  If redemption requests exceed
these amounts, the Board of
Trustees reserves the right to make
payments in whole or in part using
securities or other assets of a
Fund (if there is an emergency, or
if a cash payment would be
detrimental to the existing
shareholders of the Fund).  In
these circumstances, the securities
distributed would be valued at the
price used to compute the Fund's
net assets and you may incur
brokerage fees as a result of
converting the securities to cash.
The Company does not intend to
redeem illiquid securities in kind.
If this happens, however, you may
not be able to recover your
investment in a timely manner.

ADDITIONAL INFORMATION ON
EXCHANGING SHARES.  If you request
the exchange of the total value of
your account from one Fund to
another, we will reinvest any
declared but unpaid income
dividends and capital gain
distributions in the new Fund at
its net asset value.  Backup
withholding and information
reporting may apply.  Information
regarding the possible tax
consequences of an exchange appears
in the tax section in this SAI.

If a substantial number of
shareholders sell their shares of a
Fund under the exchange privilege,
within a short period, the Fund may
have to sell portfolio securities
that it would otherwise have held,
thus incurring additional
transactional costs.  Increased use
of the exchange privilege may also
result in periodic large inflows of
money.  If this occurs, it is each
Fund's general policy to initially
invest in short-term,  interest-
bearing money market instruments.
However,  if Advisors  believes
that attractive  investment
opportunities (consistent with a
Fund's investment objective and
policies) exist immediately, then
it will invest such money in
portfolio securities in as orderly
a manner as is possible.

The proceeds from the sale of
shares of each Fund may not be
available until the third business
day following the sale.  The Fund
you are seeking to exchange into
may also delay issuing shares until
that third business day.  The sale
of Fund shares to complete an
exchange will be effected at net
asset value of the Fund next
computed after your request for
exchange is received in proper
form.  See "Buying, Redeeming, and
Exchanging Shares" in the
Prospectus.

ADDITIONAL INFORMATION ON SALES
CHARGES.  Unless otherwise
described in the Prospectus, the
offering price of each Fund's
shares is based on that Fund's NAV
per share, plus an initial sales
charge that is paid to Monument
Distributors. See "Public Offering
Price," "Redemption Price," "Buying
Fund Shares", and "Net Asset Value"
in the Prospectus.

Initial sales charges do not apply
to certain share classes, classes
of persons, or transactions, as
described in the Prospectus.  A
sales charge may be waived because
a transaction involves a different
level of expense than the sale of
Fund shares to the general public.
See "Waiver of Sales Charge" in the
Prospectus.  In addition, as shown
in the table under "Public Offering
Price" in the Prospectus, initial
sales charges decline as the amount
of Fund shares purchased increases
to reflect certain economies of
scale in the selling effort
associated with larger purchases.

CONVERSION OF CLASS B SHARES TO
CLASS A SHARES.  Class B Shares of
the Fund will automatically convert
to Class A Shares of the respective
Fund, based on the relative net
asset values per share of the
aforementioned classes, eight years
after the end of the calendar month
in which your Class B share order
was accepted.  For the purpose of
calculating the holding period
required for conversion of Class B
Shares, order acceptance shall
mean:  (1) the date on which such
Class B Shares were issued, or (2)
for Class B Shares obtained through
an exchange, or a series of
exchanges, (subject to the exchange
privileges for Class B Shares) the
date on which the original Class B
Shares were issued.  For purposes
of conversion of Class B Shares,
Class B Shares purchased through
the reinvestment of dividends and
capital gain distribution paid in
respect of Class B Shares, Class B
Shares will be held in a separate
sub-account.  Each time any Class B
Shares in the shareholder's regular
account (other than those shares in
the sub-account) convert to Class A
shares, a pro rata portion of the
Class B Shares in the sub-account
will also convert to Class A
Shares.  The portion will be
determined by the ratio that the
shareholder's Class B Shares
converting to Class A Shares bears
to the shareholder's total Class B
Shares not acquired through the
reinvestment of dividends and
capital gain distributions.  The
conversion of Class B to Class A is
not a taxable event for federal
income tax purposes.

WHETHER A CONTINGENT DEFERRED SALES
CHARGE APPLIES.  In determining
whether a CDSC is applicable to a
redemption, the calculation will be
made in a manner that results in
the lowest possible rate.  It will
be assumed that the redemption is
made first of amounts representing
(1) shares acquired by reinvestment
of dividends and capital gains
distributions, (2) shares held for
over six years, and (3) shares held
the longest during the six-year
period.

GENERAL INFORMATION.  We will
consider dividend and capital gain
distribution checks that the U.S.
Postal Service returns marked
"unable to forward" as a request by
you to change your dividend option
to reinvest all distributions.  We
will reinvest the proceeds in
additional shares at the net asset
value of the applicable Fund(s)
until we receive new instructions.

Your account may be classified as
"lost" if first class mailings are
returned twice within 30 days as
"undeliverable" and the Postal
Service is unable to provide any
forwarding information.  In that
event the Fund's transfer agent, at
no cost to you will make at least
two searches against national data
bases to attempt to determine your
current address.  If we are then
still unable to determine your
current mailing address, we may
deduct from your account the cost
of our efforts to find you, as, for
example, when a search company
charges a percentage fee in
exchange for its location services.

All checks, drafts, wires and any
other available payment mediums
that you use buy or sell shares of
a Fund must be denominated in U.S.
dollars.  We may, in our sole
discretion, either (a) reject any
order to buy or sell shares
denominated in any other currency
or (b) honor the transaction or
make adjustments to your account
for the transaction as of a date
and with a foreign currency
exchange factor determined by the
drawee bank.

VALUATION OF FUND SHARES

For the purpose of determining the
aggregate net assets of a Fund,
cash and receivables are valued at
their realizable amounts.  Interest
is recorded as accrued and
dividends are recorded on the ex-
dividend date.  Portfolio
securities listed on a securities
exchange or on the NASDAQ National
Market System (for which market
quotations are readily available)
are valued at the last quoted sale
price of the day, or if there is no
such reported sale, at the mean
between the closing bid and asked
prices on that day.  Over-the-
counter portfolio securities (other
than securities reported on the
NASDAQ National Market System) are
valued at the mean between the last
bid and asked prices based upon
quotes furnished by market makers
for such securities.  Portfolio
securities that are traded both on
the over-the-counter market and on
a stock exchange are valued
according to the broadest and most
representative market as determined
by Advisors.  Exchange listed
convertible debt securities are
valued at the mean between the last
bid and asked prices obtained from
broker-dealers or a comparable
alternative, such as Bloomberg or
Telerate.

Portfolio securities underlying
actively traded call options are
valued at their market price as
determined above.  The current
market value of any option held by
a Fund is its last sale price on
the relevant exchange prior to the
time when assets are valued.
Lacking any sales that day or if
the last sale price is outside the
bid and asked prices, options are
valued within the range of the
current closing bid and asked
prices if the valuation is believed
to fairly reflect the contract's
market value.

In most cases, trading in corporate
bonds, U.S. government securities,
and money market instruments is
substantially completed each day at
various times before the scheduled
close of the Exchange.  The values
used in computing the net asset
value of each Fund is determined as
of those times.  Occasionally,
events which affect the values of
these securities occur between the
times they are determined and the
scheduled close of the Exchange and
are therefore not reflected in the
computation of the net asset value
of a Fund.  If events materially
affecting the values of these
securities occur during this
period, the securities will be
valued at their fair value as
determined in good faith by the
Board of Trustees or their
designees.

Securities for which market
quotations are readily available
are valued at the current market
price, which may be obtained from a
pricing service.  In this case, the
security's is based on a variety of
factors including recent trades,
institutional size trading in
similar types of securities
(considering yield, risk, and
maturity) and/or developments
related to specific issues.
Securities and other assets for
which market prices are not readily
available are valued at fair value
as determined by procedures
approved by the Board of Trustees.
With the Board's approval, a Fund
may utilize a pricing service to
perform any of the above described
functions.

ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES

DISTRIBUTIONS.  You may receive two
types of distributions from a Fund:

1.	Income dividends.  Each Fund
receives income in the form of
dividends, interest, and other
investment-derived income.  The
total income, less expenses
incurred in the Fund's operation,
is its net investment income, from
which income dividends may be
distributed.  Thus, the amount of
dividends paid per share may vary
with each distribution.

2.	Capital gain distributions.
The Funds may derive capital gains
or losses in connection with sales
or other dispositions of their
portfolio securities.
Distributions derived from net
short-term and net long-term
capital gains (after taking into
account any capital loss carry
forward or post-October loss
deferral) may be made annually in
December, and reflect any net
short-term and net long-term
capital gains realized by the Fund
as of October 31 of the current
fiscal year as well as any
undistributed capital gains from
the prior fiscal year.  Each Fund
may make more than one capital gain
distribution in any year or adjust
the timing of these distributions
for operational or other reasons.

TAXES.  Each Fund has elected to be
treated as a regulated investment
company under Subchapter M of the
Code.  The Board of Trustees
reserves the right to alter a
Fund's qualified status as a
regulated investment company if
this is deemed more beneficial to
the shareholders.  If the Board
elected to take such action, that
individual Fund would be subject to
federal and possibly state
corporate taxes on its taxable
income and gains.  In either case,
distributions to shareholders are
taxable to the extent of the Fund's
available earnings and profits.

In addition to the limitations
discussed below, all or a portion
of the income dividends paid by a
Fund may be treated by corporate
shareholders as qualifying
dividends for purposes of the
dividends received deduction under
federal income tax law.  If the
aggregate qualifying dividends
received by a Fund (generally
dividends from U.S.  domestic
corporations stock which is not
debt-financed by the Fund and is
held for a minimum period) is less
than 100% of its distributable
income, then the amount of income
dividends paid to corporate
shareholders which is eligible for
such deduction may not exceed the
aggregate amount of qualifying
dividends received by the Fund for
the taxable year.  The amount or
percentage of income qualifying for
the corporate dividends-received
deduction will be declared by each
Fund in the Company's annual report
to shareholders.

Corporate shareholders should note
that income dividends and
distributions paid by a Fund from
sources other than the qualifying
dividends it receives will not
qualify for the dividends-received
deduction.  For example, any
interest income and net short-term
capital gain (in excess of any net
long-term capital loss or capital
loss carryover) included in
investment company taxable income
and distributed by a Fund as a
dividend will not qualify for the
dividends-received deduction.
Corporate shareholders should also
note that the availability of the
corporate dividends-received
deduction is subject to certain
restrictions.  For example, the
deduction is eliminated unless Fund
shares have been held (or deemed
held) for more than 45 days in a
substantially unhedged manner.  The
dividends-received deduction may
also be reduced to the extent
interest paid or accrued by a
corporate shareholder is directly
attributable to its investment in
shares of a Fund.  Corporate
shareholders whose investment in a
Fund is "debt-financed" for tax
purposes should consult with their
tax advisors concerning the
availability of the dividends-
received deduction.  The entire
income dividend and capital gain
distribution, including the portion
which is treated as a deduction,
may be included in the tax base on
which the alternative minimum tax
is computed.  Under certain
circumstances, this may also result
in a reduction in the shareholder's
tax basis in its Fund shares, if
the shares have been held for less
than two years.

The Code requires each Fund to
distribute at least 98% of its
taxable ordinary income earned
during the calendar year, and at
least 98% of its capital gain net
income earned during the 12 month
period ending October 31 of each
year (in addition to amounts from
the prior year that were neither
distributed nor taxed to the Fund).
These amounts must be distributed
to you by December 31 of each year
in order to avoid the imposition of
a federal excise tax.  For tax
purposes, under these rules those
capital gain distributions that are
declared in October, November, or
December but for operational
reasons may not be paid to you
until the following January, will
be treated as if paid by the Fund
and received by you on December 31
of the calendar year in which they
are declared.  Each Fund intends as
a matter of policy to declare any
such capital gain distributions in
December and to pay them in either
December or January in order to
avoid the imposition of this tax.
Each Fund does not guarantee,
however, that its capital gain
distributions will be sufficient to
avoid any or all federal excise
taxes.

Redemptions of a Fund's shares and
exchanges of shares of one Fund for
those of another may result in a
gain or loss for federal and state
income tax purposes.  For most
shareholders, gain or loss will be
an amount equal to the difference
between the shareholder's basis in
the shares and the amount realized
from the transaction, subject to
the rules described below.  If such
shares are a capital asset in the
hands of the shareholder, gain or
loss will be capital gain or loss
and will be long-term for federal
income tax purposes if the shares
have been held for more than one
year.

All or a portion of a loss realized
upon a redemption of shares of a
Fund will be disallowed to the
extent that other shares of the
Fund are purchased (through
reinvestment of income dividends,
capital gain distributions or
otherwise) within 30 days before or
after such redemption.  Any loss
disallowed under these rules will
be added to the tax basis of the
shares repurchased.  All or a
portion of the sales charge
incurred in buying shares of a Fund
will not be included in the federal
tax basis of any of such shares
sold or exchanged within 90 days of
their purchase (for purposes of
determining gain or loss with
respect to such shares) if the
sales proceeds are reinvested in
another Fund of the Company and a
sales charge which would otherwise
apply to the reinvestment is
reduced or eliminated.  Any portion
of such sales charge excluded from
the tax basis of the shares sold
will be added to the tax basis of
the shares acquired in the
reinvestment.  You should consult
with your tax advisor concerning
the tax rules applicable to the
redemption or exchange of a Fund's
shares.

A Fund's investment in options and
futures contracts, including any
stock options, stock index options,
stock index futures, and options on
stock index futures are subject to
many complex and special tax rules.
For example, OTC options on debt
securities and equity options,
including options on stock and on
narrow-based stock indexes, will be
subject to tax under Section 1234
of the Code, generally producing a
long-term or short-term capital
gain or loss upon exercise, lapse,
or closing out of the option or
sale of the underlying stock or
security.  By contrast, a Fund's
treatment of certain other options,
futures, and forward contracts
entered into by a Fund is generally
governed by Section 1256 of the
Code.  These Section 1256 positions
generally include listed options on
debt securities, options on broad-
based stock indexes, options on
securities indexes, options on
futures contracts, regulated
futures contracts, and certain
foreign currency contracts and
options thereon.

Absent a tax election to the
contrary, each Section 1256
position held by a Fund will be
marked-to-market (i.e., treated as
if it were sold for fair market
value) on the last business day of
the Fund's fiscal year, and all
gain or loss associated with fiscal
year transactions and mark-to-
market positions at fiscal year end
(except certain foreign currency
gain or loss covered by Section 988
of the Code) will generally be
treated as 60% long-term capital
gain or loss and 40% short-term
capital gain or loss.  The effect
of Section 1256 mark-to-market
rules may be to accelerate income
or to convert what otherwise would
have been long-term capital gains
into short-term capital gains or
short-term capital losses into
long-term capital losses within a
Fund.  The acceleration of income
on Section 1256 positions may
require a Fund to accrue taxable
income without the corresponding
receipt of cash.  In order to
generate cash to satisfy the
distribution requirements of the
Code, a Fund may be required to
dispose of portfolio securities
that it otherwise would have
continued to hold or to use cash
flows from other sources such as
the sale of its shares.  In these
ways, any or all of these rules may
affect the amount, character and
timing of income distributed to you
by a Fund.

When a Fund holds an option or
other contract that substantially
diminishes the Fund's risk of loss
with respect to another position of
the Fund (as might occur in some
hedging transactions), this
combination of positions could be
treated as a straddle for tax
purposes, resulting in possible
deferral of losses, adjustments in
the holding periods of Fund
securities, and conversion of
short-term capital losses into
long-term capital losses.  Certain
tax elections exist for mixed
straddles (i.e., straddles
comprised of at least one Section
1256 position and at least one non-
Section 1256 position) which may
reduce or eliminate the operation
of these straddle rules.

In order for each Fund to qualify
as a regulated investment company,
at least 90% of each Fund's annual
gross income must consist of
dividends, interest, and certain
other types of qualifying income.
Foreign exchange gains earned
through a Fund's investment in
stock or securities, as well as
options or futures based on those
stocks or securities, is considered
qualifying income for purposes of
this 90% limitation.

The Funds may be subject to foreign
withholding taxes or other foreign
taxes on income (including capital
gains) on certain of its foreign
investments, thus reducing the
return on those investments.  In
any year in which a Fund qualifies,
it may elect to allow certain
shareholders to take a credit or a
deduction for their shares of
qualified foreign taxes paid by the
Fund in their gross income total.
Each shareholder would then include
in his or her gross income (in
addition to dividends actually
received) his or her share of the
amount of qualified foreign taxes
paid by the Fund.  If this election
is made, the Fund will notify its
shareholders annually as to their
share of the amount of qualified
foreign taxes paid and the foreign
source income of the Fund.

PERFORMANCE INFORMATION

From time to time, each Fund may
state its average annual and
cumulative total returns in
advertisements and sales
literature.  SUCH PERFORMANCE DOES
NOT REPRESENT THE ACTUAL EXPERIENCE
OF ANY PARTICULAR INVESTOR, AND IS
NOT NECESSARILY INDICATIVE OF
FUTURE RESULTS.

AVERAGE ANNUAL TOTAL RETURN.  Each
Fund computes its average annual
total return according to the
following formula prescribed by the
SEC:

P(l+T)n = ERV

Where:

P = a hypothetical initial
investment of $1,000
T = average annual total
return
n = number of years
ERV  = ending redeemable value of a
hypothetical $1,000 investment made
at the beginning of the one-, five-
, ten-year or shorter period shown

Average annual total return
calculations reflect the deduction
of a maximum front-end sales
charge, where applicable, from the
hypothetical initial $1,000
purchase, and the reinvestment of
income dividends and capital gain
distributions at net asset value.
In calculating the ending
redeemable value for Class A Shares
and assuming complete redemption at
the end of the applicable period,
the maximum 5.75% sales charge is
deducted from the initial $1,000
payment and, for Class B Shares,
the applicable CDSC imposed upon
redemption of Class B Shares held
for the period is deducted.  For
Class C Shares the maximum 1%
front-end sales charge is deducted.
The calculations do not reflect the
deduction for the Rule 12b-1 fee
until such charge is actually
assessed.  Each Fund may also show
average annual total return
calculations.

CUMULATIVE TOTAL RETURN.  Each Fund
may also quote its cumulative total
return in advertisements and sales
literature.  Each Fund computes
cumulative total return in a manner
similar to that used to average
annual total return, except that it
will not annualize the results.
The SEC has not prescribed a
standard formula for computing
cumulative total return.  The Funds
calculate cumulative total return
according to the following formula:

C = (ERV/P) -1

Where:

P = a hypothetical initial
investment of $1,000
C = cumulative total return
ERV  = ending redeemable value of a
hypothetical $1,000 investment made
at the beginning of the one-, five-
, ten-year or shorter period shown

Cumulative total return
calculations also reflect the
deduction of a maximum front-end
sales charge from the hypothetical
initial $1,000 purchase, and the
reinvestment of income dividends
and capital gain distributions at
net asset value.  The calculations
do not reflect the deduction for
the Rule 12b-1 fee until such
charge is actually assessed.

OTHER PERFORMANCE QUOTATIONS.  Each
Fund may, from time to time, quote
average annual and cumulative total
returns using different assumptions
about applicable sales charges.

VOLATILITY.  Occasionally, a Fund
may include in advertisements and
sales literature statistics that
show the volatility or risk of an
investment in the Fund, as compared
to a market index.  One measure of
volatility is beta.  Beta is the
volatility of a Fund relative to
the total market, as represented by
an index considered representative
of the types of securities in which
the Fund invests.  A beta of more
than 1.00 indicates volatility
greater than the market and a beta
of less than 1.00 indicates
volatility less than the market.
Another measure of volatility or
risk is standard deviation.
Standard deviation measures the
variability of net asset value or
total return of a Fund around an
average over a specified period of
time.  The greater the standard
deviation, the greater the assumed
risk in achieving performance.

PERFORMANCE COMPARISONS

To help you better evaluate how an
investment in a Fund may satisfy
your investment objectives,
advertisements and sales materials
about a Fund may discuss certain
measures of performance as reported
by various financial publications.
These materials also may compare a
Fund's performance to that of other
investments, indices, performance
rankings, averages and other
information prepared by recognized
mutual fund statistical  services.
In addition, advertisements  and
sales  literature for each Fund may
discuss certain performance
information set out in the various
financial publications listed
below.

              1.	Dow Jones Composite
Average or its component averages -
an unmanaged index composed of 30
blue-chip industrial corporation
stocks (Dow Jones Industrial
Average), 15 utilities company
stocks (Dow Jones Utilities
Average), and 20 transportation
company stocks.  Comparisons of
performance assume reinvestment of
dividends.

	2.	Standard & Poor's 500 Stock
Index or its component indices an
unmanaged index composed of 400
industrial stocks, 40 financial
stocks, 40 utilities stocks, and 20
transportation stocks.  Comparisons
of performance assume reinvestment
of dividends.

	3.	The New York Stock Exchange
composite or component indices - an
unmanaged index of all industrial,
utilities, transportation, and
finance stocks listed on the New
York Stock Exchange.

	4.	Wilshire 5000 Equity Index -
represents the return on the market
value of all common equity
securities for which daily pricing
is available.  Comparisons of
performance assume reinvestment of
dividends.

	5.	Lipper - Mutual Fund
Performance Analysis and Lipper -
Fixed Income Fund Performance
Analysis - measure of total return
and average current yield for the
mutual fund industry and ranks
individual mutual fund performance
over specified time periods,
assuming reinvestment of all
distributions, exclusive of any
applicable sales charges.

	6.	CDA Mutual Fund Report,
published by CDA Investment
Technologies, Inc. analyzes price,
current yield, risk, total return,
and average rate of return (average
annual compounded growth rate) over
specified time periods for the
mutual fund industry.

	7.	Mutual Fund Source Book,
published by Morningstar, Inc. -
analyzes price, yield, risk, and
total return for equity Fund.

	8.	Value Line Index - an
unmanaged index which follows the
stock of approximately 1,700
companies.

	9.	Consumer Price Index (or Cost
of Living Index), published by the
U.S. Bureau of Labor Statistics a
statistical measure of change, over
time, in the price of goods and
services in major expenditure
groups.

	10.	Historical data supplied by
the research departments of First
Boston Corporation, the J.P. Morgan
companies, Salomon Brothers,
Merrill Lynch, Lehman Brothers and
Bloomberg L.P.

	11.	Financial publications:  The
Wall Street Journal, Business Week,
Changing Times, Financial World,
Forbes, Fortune, and Money
magazines provide performance
statistics over specified time
periods.

	12.	Russell 3000 Index - composed
of 3,000 large U.S. companies by
market capitalization, representing
approximately 98% of the U.S.
equity market.  The average market
capitalization (as of May 1995) is
$1.74 billion.

	13.	Russell 2000 Small Stock Index
- consists of the smallest 2,000
companies in the Russell 3000
Index, representing approximately
11% of the Russell 3000 total
market capitalization.  The average
market capitalization (as of May
1995) is $288 million.

	14.	Stocks, Bonds, Bills, and
Inflation, published by Ibbotson
Associates-historical measure of
yield, price, and total return for
common and small company stock,
long-term government bonds,
Treasury bills, and inflation.

	15.	Morningstar - information
published by Morningstar, Inc.,
including Morningstar proprietary
mutual fund ratings.  The ratings
reflect Morningstar's assessment of
the historical risk adjusted
performance of a fund over
specified time periods relative to
other funds within its class.

Advertisements also may compare a
Fund's performance to the return on
certificate of deposits ("CDs") or
other investments.  You should be
aware, however, that an investment
in a Fund involves the risk of
fluctuation of principal value, a
risk generally not present in an
investment in a CD issued by a
bank.  For example, as the general
level of interest rates rise, the
value of a Fund's fixed-income
investments, if any, as well as the
value of its shares that are based
upon the value of such portfolio
investments, can be expected to
decrease.  Conversely, when
interest rates decrease, the value
of a Fund's shares can be expected
to increase.  CDs are frequently
insured by an agency of the U.S.
Government.  An investment in a
Fund is not insured by any federal,
state or private entity.

FINANCIAL INFORMATION

Financial Highlights, Statements
and Reports of Independent
Accountants.  You can receive free
copies of reports, request other
information and discuss your
questions about the Funds by
contacting the Funds directly at:

The Monument Funds Group, Inc.
7201 Wisconsin Avenue, Suite
650
Bethesda, Maryland 20814

The books of each Fund will be
audited at least once each year by
Deloitte & Touche LLP, of
Princeton, New Jersey.

The Fund's audited financial
statements and associated notes for
the year ended October 31, 1999,
and the unqualified report of
Deloitte & Touche LLP on the
financial statements (the
"Report"), are incorporated by
reference into this SAI and are
included in the Fund's 1999 annual
report to shareholders (the "Annual
Report").  An investor may obtain a
copy of the Annual Report free of
charge by writing to the Fund or
calling 1-888- 420-9950.




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